UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2004

Date of reporting period: July 1, 2003 through December 31, 2003

Item 1.	Report to Stockholders

DUPREE MUTUAL FUNDS

December 31, 2003

SEMI ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the state of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund’s investment advisor. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000, and

Mississippi Tax-Free Income Series in 2000.

Today, after more than 50 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

To the Shareholders of

Dupree Mutual Funds

ALABAMA TAX-FREE INCOME SERIES

KENTUCKY TAX-FREE INCOME SERIES

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

MISSISSIPPI TAX-FREE INCOME SERIES

NORTH CAROLINA TAX-FREE INCOME SERIES

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

TENNESSEE TAX-FREE INCOME SERIES

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

INTERMEDIATE GOVERNMENT BOND SERIES

July 1, 2003—December 31, 2003

Investment Performance:

This first half of the calendar year was one of fairly stable interest rates and municipal bond prices.

The Alabama Tax-Free Income Series began the period at a price of $11.80 per share with total assets of $4,615,443 At the period’s end its price per share was $11.76 and total assets were $5,144.461. There was no capital gains distribution during the period.

The Kentucky Tax-Free Income Series began the period at a price of $7.73 per share with total assets of $612,593,118. At the period’s end its price per share was $7.68 and total assets were $617,544,819. There was no capital gains distribution during the period.

The Kentucky Tax-Free Short-to-Medium Series began the period at $5.44 per share with total assets of $99,529,340. On December 31st the price per share was $5.40 and total assets were $103,965,620. There was no capital gains distribution during the period.

The Mississippi Tax-Free Income Series began the period at a price of $10.74 per share with total assets of $2,727,895. At the period’s end its price per share was $11.67 and total assets were $2,965,321.

The North Carolina Tax-Free Income Series began the period at a price of $11.12 per share with total assets of $39,667,913. On December 31st the Income Series had assets of $39,425,706 and a price of $11.07. There was no capital gains distribution during the period.

The North Carolina Tax-Free Short-to-Medium Series began the period at $10.85 per share with total assets of $13,870,602. On December 31st this series had assets of $15,571,371 and a price of $10.80. There was no capital gains distribution.

The Tennessee Tax-Free Income Series began the period at $11.26 with total assets of $58,815,864. On December 31st price per share was $11.20 and total assets were $66,240,995. There was no capital gains distribution.

The Tennessee Tax-Free Short-to-Medium Series began the period at a price of $10.91 per share with total assets of $15,999,603. At year end price per share was $10.83 with total assets of $16,680,188. There was no capital gains distribution.

The Intermediate Government Bond Series began the period at $10.35 per share and ended December 31st at $10.09. Total assets at the beginning of the period were $18,757,749 and at the end of the period were $18,548,120. There was no capital gains distribution during the period.

Overview:

Interest rates have been fairly stable for the past months. The Federal Reserve has held short term interest rates steady during the period.

Our investment strategy remains unchanged. This might be best described as buying bonds at the most advantageous point on the yield curve consistent with the targeted average maturity of each series. This continues to produce above average Morningstar ratings and occasional recognition from financial writers.

The loyalty of shareholders has had much to do with our growth during this period. If you have questions or suggestions feel free to call us at (800) 866-0614 or, in Lexington, at 254-7741. In North Carolina you can also call Carolina Financial Group, Inc. at (800) 284-2562.

Yours truly,

/s/ Thomas P. Dupree, Sr.

Thomas P. Dupree, Sr. President

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds—100%
December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
60.51% of Net Assets
AL Housing Financial Authority Single Family Mortgage	5.050	10/1/2013	Aaa/NR	$15,000	$15,917
Alabama Private Colleges & University Facilities Authority	5.900	9/1/2016	Aaa/AAA*	10,000	11,189
AL State Board Education Bishop State Community College	4.600	1/1/2021	Aaa/NR	100,000	101,398
Alabama State Docks Department Docks Facilities Reveue	5.500	10/1/2022	Aaa/AAA*	110,000	120,091
AL State University Revenue General Tuition & Fee—Series A	5.000	1/1/2019	Aaa/AAA*	50,000	53,011
Alabama Water Pollution Control Authority	5.500	8/15/2016	Aaa/AAA*	10,000	10,890
AL Water Pollution Control Authority Revolving Fund Loan	4.800	8/15/2018	Aaa/AAA*	50,000	52,360
Alexander City AL Warrants	4.700	5/1/2021	NR/AAA*	200,000	205,002
Birmingham AL Special Care Facilities Financing	5.000	6/1/2020	Aaa/AAA*	100,000	104,178
Birmingham AL Multifamily Housing Revenue—Beaconview	5.600	7/1/2020	Aaa/AAA*	20,000	20,161
Blount County AL Water Authority Revenue	5.750	8/1/2019	Aaa/AAA*	125,000	141,003
Central Elmore AL Water & Sewer	5.000	7/1/2021	Aaa/AAA*	100,000	104,087
Choctaw County AL Revenue School Warrants	4.700	3/1/2017	NR/A*	200,000	201,370
Colbert County Northwest AL Health Care Facility	5.750	6/1/2015	Aaa/AAA*	10,000	10,754
Colbert County-Northwest AL Healthcare Authority	5.750	6/1/2020	Aaa/AAA*	20,000	21,451
East AL Health Care Authority Facilities Revenue	5.250	9/1/2023	Aaa/AAA*	50,000	51,111
Fairhope AL Utilities Revenue Warrants	5.750	12/1/2021	Aaa/AAA*	25,000	28,016
Fort Payne Warrents	5.500	5/1/2016	Aaa/AAA*	10,000	10,917
Hoover AL Board of Education Capital Outlay Warrants	5.250	2/15/2026	Aaa/AAA*	35,000	36,583
Houston County AL Warrants	5.650	10/15/2015	Aaa/AAA*	25,000	28,443
Huntsville AL Capital Improvement Warrants—Series C	4.500	11/1/2021	Aaa/AAA*	200,000	202,528
Huntsville AL Health Care Authority Series A	5.000	6/1/2023	Aaa/AAA*	40,000	40,989
Huntsville AL Health Care Authority Series A	5.400	6/1/2022	Aaa/AAA*	50,000	54,211
Huntsville AL Public Building Authority Lease Revenue	5.125	10/1/2022	Aaa/AAA*	200,000	210,732
Huntsville AL Public Educational Building—A&M	5.600	6/1/2014	NR/A*	20,000	22,081
Huntsville AL Public Educational Building	6.050	6/1/2020	NR/A*	150,000	165,441
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	6/1/2018	Aaa/AAA*	30,000	32,363
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	6/1/2021	Aaa/AAA*	50,000	53,403
Jefferson County AL Board of Education Capital Outlay	5.800	2/15/2020	AAA/AAA*	10,000	11,119
Jefferson County AL Sewer Revenue Capital Improvement	5.000	2/1/2020	Aaa/AAA*	50,000	52,611
Lauderdale County & Florence AL Health Care Authority	5.250	7/1/2019	Aaa/AAA*	30,000	32,338
Lee County AL School Warrants	5.000	2/1/2018	Aaa/AAA*	100,000	107,156
Limestone County AL Water Authority Water Revenue	5.250	12/1/2020	Aaa/AAA*	45,000	45,900
Linden AL Warrants	5.250	6/1/2023	NR/AA*	25,000	26,336
Mobile AL Limited Obligation Tax Warrants	5.500	2/15/2023	A1/NR	35,000	37,204
Montgomery AL Waterworks & Sanitary Sewer Board	5.000	9/1/2019	Aaa/AAA*	50,000	53,102
Nortwest AL Gas District Gas System Revenue	5.900	5/1/2020	Aaa/NR	35,000	39,586
Oxford AL Public Parks & Recreation Board Revenue	6.000	12/1/2021	NR/A*	115,000	126,479
Phenix City AL School Warrants	5.450	8/1/2016	Aaa/AAA*	10,000	11,196
Roanoke AL Warrants	4.450	5/1/2020	NR/AAA*	150,000	151,868
St Clair County Board of Education School Tax Anticipation	5.500	2/1/2016	Aaa/AAA*	10,000	11,161
Southeast AL Gas District System Revenue Series A	5.500	6/1/2020	Aaa/NR	10,000	11,038
Sylacauga AL Warrants	5.500	6/1/2025	Aaa/NR	25,000	26,915
Trussville AL Warrants	4.800	10/1/2021	Aaa/NR	85,000	87,870
Tuskegee AL Utilities Board Utilities Revenue	5.500	2/1/2022	Aaa/AAA*	70,000	75,464
University of Alabama Revenue—Birmingham	6.000	10/1/2020	Aaa/AAA*	25,000	28,705
University of Alabama University Revenue-Huntsville	5.750	12/1/2016	Aaa/AAA*	10,000	11,164
University AL University Revenue Hospital-Series A	5.400	9/1/2013	Aaa/AAA*	50,000	56,253

					3,113,139
GENERAL OBLIGATION BONDS
23.21% of Net Assets
AL State—Series A	5.000	6/1/2019	Aa3/AA*	30,000	31,526
AL State—Series A	5.000	6/1/2020	Aa3/AA*	100,000	104,341
Alabama State—Series B	5.000	6/1/2021	Aa3/AA*	30,000	31,115
Alabama State—Series A	4.625	9/1/2022	Aa3/AA*	100,000	101,966
Alabama 21st Century Authority Tobacco Settlement Revenue	5.750	12/1/2020	A1/A*	50,000	48,422

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds—100%
December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Alabama 21st Century Authority Tobacco Settlement Revenue	5.850	12/1/2013	A1/A*	$15,000	$15,400
Birmingham AL Warrants	4.900	1/1/2018	Aa3/AA*	150,000	157,056
Birmingham AL Capital Improvement Warrants—Series A	5.500	8/1/2025	AA/Aa3*	100,000	108,226
Birmingham AL Referral Warrants—Series A	5.250	5/1/2018	Aa3/AA*	300,000	328,035
Madison AL Warrants—Series C	5.000	9/1/2018	Aaa/AAA*	250,000	268,013

					1,194,099
PUBLIC FACILITIES REVENUE BONDS
4.29% of Net Assets
AL State Public Schools & College Authority—Series B	5.000	12/1/2021	Aa3/AA*	190,000	198,468
Hoover AL Wts—Series A	5.650	1/1/2014	Aa3/AA*	10,000	11,288
Rockford AL Public Building Authority Building Revenue	5.750	9/1/2015	NR	10,000	10,859

					220,615
MUNICIPAL UTILITY REVENUE BONDS
2.60% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants—Series A	5.125	1/1/2017	Aa3/AA-*	20,000	21,319
Birmingham AL Water & Sewer Revenue Warrants—Series A	4.750	1/1/2021	A1/AA-*	100,000	101,933
Douglas AL Water & Fire Protection Authority Water Revenue	5.600	6/1/2015	NR	10,000	10,696

					133,948
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.51% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	9/1/2019	Aa3/NR	120,000	129,035

					129,035
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.38% of Net Assets
Blount County AL Health Care Authority Tax Anticipation War	5.750	2/15/2019	BBB+	25,000	26,511
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	3/1/2018	Aa3/NR	50,000	52,581
Montgomery AL Baptist Medical Center Special Care	5.375	9/1/2022	Aaa/AAA*	30,000	31,964
Oneonta Eastern Health System Special	7.750	7/1/2021	Baa1BBB*	10,000	11,315

					122,372
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.14% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/1/2011	NR/BBB*	75,000	83,397
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/1/2020	NR/BBB*	25,000	26,861

					110,258
PREREFUNDED BONDS
1.76% of Net Assets
Helena AL Utilities Board Water & Sewer Revenue	5.750	9/1/2025	Aaa/AAA*	25,000	28,120
Jefferson County AL Sewer Revenue Capital Improvement	5.000	2/1/2021	Aaa/AAA*	30,000	34,025
Lee County AL Warrants	5.500	2/1/2021	Aaa/AAA*	15,000	16,863
Montevallo AL American	6.000	6/1/2013	NR	10,000	11,498

					90,506
LEASE REVENUE BONDS
.41% of Net Assets
Mountain Brook AL City Board Education Capital Outlay	5.200	2/15/2021	Aa2/NR	20,000	21,037

STATE AND LOCAL MORTGAGE REVENUE BONDS
.41% of Net Assets
Alabama Housing Financial Authority Single Family Housing	6.000	4/1/2016	Aaa/NR	20,000	21,004

Total Investments (cost $4,920,156)(a)—100.22% of Net Assets					$5,156,013

*	Standard and Poor's Corporation
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$241,557
Unrealized depreciation	(5,700)

Net unrealized appreciation	$235,857

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:
Investments in securities, at value (Cost: $4,920,156)
Cash		$5,156,013
Interest receivable		4,782
Pre-paid expenses		66,650
Total assets		1,159

		5,228,604
LIABILITIES:
Payable for:
Distributions
Management fee	$55,025
Transfer agent	1,286
Notes payable	4,832
Total liabilities	23,000

		84,143

NET ASSETS:
Capital
Net accumulated realized loss on investment transactions		4,913,886
Net unrealized appreciation in value of investments		(5,282)
Net assets at value		235,857

		$5,144,461

NET ASSET VALUE, offering price and redemption price per share ($5,144,461 —:— 437,371 shares outstanding)		$11.76

STATEMENT OF OPERATIONS

For the six month period ended December 31, 2003

Net investment income:
Interest income	$117,431

Expenses:
Management fee
Transfer agent	12,204
Custodian fees	3,661
Professional fees	2,400
Audit	955
Trustee fees	1,078
Other expenses	241
Total expenses	1,372

Expenses reimbursed by Investment Advisor	21,911
Custodian expense reductions	(9,748)
Net investment income	(2,400)

Realized and unrealized gain on investments	107,668

Net realized gain
Net decrease in unrealized appreciation	2,980
Net realized and unrealized loss on investments	(11,609)

Net increase in net assets resulting from operations	(8,629)

$99,039

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

STATEMENT OF CHANGES IN NET ASSETS

For the six month period ended December 31, 2003 and the year ended June 30, 2003

	Six months 12/31/2003	Year ended 06/30/2003
Increase in net assets:
Operations:
Net investment income	$107,668	$183,177
Net realized gain/(loss) on investments	2,980	(4,252)
Net increase/(decrease) in unrealized appreciation	(11,609)	171,044

Net increase in net assets resulting from operations	99,039	349,969
Distributions to shareholders from net investment income	(107,668)	(183,177)
Net fund share transactions	537,647	2,044,615

Total increase	529,018	2,211,407
Net assets:
Beginning of year	4,615,443	2,404,036

End of period	$5,144,461	$4,615,443

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/03	For the years ended June 30,			The period 1/1/2000 to 6/30/2000 (a)
		2003	2002	2001
Net asset value, beginning of year	$11.80	$11.22	$10.99	$10.31	$10.00

Income from investment operations:
Net investment income	0.26	0.52	0.56	0.56	0.26
Net gains on securities, both realized and unrealized	(0.04)	0.58	0.23	0.68	0.31

Total from investment operations	0.22	1.10	0.79	1.24	0.57
Less distributions:
Distributions from net investment income	(0.26)	(0.52)	(0.56)	(0.56)	(0.26)

Net asset value, end of year	$11.76	$11.80	$11.22	$10.99	$10.31

Total return	1.90%	9.98%	7.32%	12.33%	5.79	% (c)
Net assets, end of year (in thousands):	$5,144	$4,615	$2,404	$1,297	$222
Ratio of expenses to average net assets (d)	0.20%	0.33%	0.28%	0.21%	0.50	% (b)
Ratio of net investment income to average net assets	2.02%	4.46%	4.99%	5.27%	5.23	% (b)
Portfolio turnover	9.91%	6.24%	18.15%	15.28%	0.00%

(a)	Commencement of Operations January 1, 2000
(b)	Annualized
(c)	Total return is not annualized
(d)	Percentages are after expenses reimbused by Adviser and custodian expense reduction.

Expenses reimbursed by Adviser and custodian expense reduction were:

20% and .05% for the six months ended 12/31/03, .50% and .12% of 2003, .53% and .23% for 2002, .80% and .72% for 2001 and 2.76% and 1.35% for 2000 respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
41.08% of Net Assets
Bardstown KY Combined Utilities Revenue	5.000	12/1/2017	Aaa/AAA*	$1,290,000	$1,388,375
Bardstown KY Combined Utilities Revenue	5.000	12/1/2018	Aaa/A2*	1,510,000	1,612,816
Boone County KY Water—Florence	5.000	12/1/2015	Aaa/AAA*	1,000,000	1,095,230
Boone-Florence KY Water Supply System Revenue	5.000	12/1/2017	Aaa/A2*	1,805,000	1,947,234
Boone-Florence KY Water Supply System Revenue	5.000	12/1/2018	Aaa/A2*	1,900,000	2,033,893
Boone-Florence County KY Water Supply System Revenue	5.000	12/1/2020	Aaa/AAA*	2,100,000	2,224,278
Boyle County KY Hospital Revenue-Ephraim McDowell Regional	5.800	4/1/2014	Aaa/AAA*	1,000,000	1,030,040
Cambell & Kenton Counties Sanitation District Number 1	5.000	8/1/2017	Aaa/AAA*	1,000,000	1,076,310
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	1/1/2007	Aaa/AAA*	1,000,000	1,089,670
Fayette County KY School District Finance Corporation	5.250	4/1/2021	Aaa/AAA*	2,285,000	2,456,306
Fayette County KY School District Finance Corporation	4.500	3/1/2022	Aaa/AA-*	4,100,000	4,133,497
Greater KY Housing Assistance Corporation	5.350	7/1/2022	Aaa/AAA*	870,000	870,000
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	1/1/2024	Aaa/AAA*	2,175,000	2,175,000
Greater Ky Housing Assistance Corporation-Northside Apartments	6.200	2/1/2025	AAA*	8,275,000	8,275,000
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	5/20/2027	Aaa	1,245,000	1,296,095
Jefferson County KY Health Facilities-Jewish Hospital	5.650	1/1/2017	Aaa/AAA*	3,450,000	3,773,507
Jefferson County KY Health Facilities Jewish Hospital	5.700	1/1/2021	Aaa/AAA*	4,520,000	4,891,770
Jefferson County KY Health Facilities University Medical Center	5.500	7/1/2017	Aaa/AAA*	8,675,000	9,486,807
Jefferson County KY School District Finance Corporation	5.125	11/1/2016	Aaa/AAA*	1,000,000	1,074,220
Jefferson County Ky School District Finance Corporation	5.250	1/1/2016	Aaa/AAA*	1,000,000	1,074,840
Jefferson County Ky School District Finance Corporation	5.250	1/1/2019	Aaa/AAA*	2,000,000	2,120,100
Jefferson County KY Health Facilities-Alliant Health System	5.125	10/1/2017	Aaa/AAA*	2,940,000	3,127,895
Jefferson County KY School District Finance Corporation	3.500	1/1/2014	Aaa/AAA*	3,565,000	3,544,145
Jefferson County KY School District Finance Corporation	3.500	7/1/2015	Aaa/AAA*	2,110,000	2,068,813
Jefferson County KY Capital Projects Corporation Revenue	5.375	6/1/2018	Aaa/AAA*	1,500,000	1,624,020
Kentucky Economic Development Finance Authority-Ashland Hospital	5.000	2/1/2018	Aaa/AAA*	1,500,000	1,590,225
Kentucky Development Finance Authority-St Clair Medical	5.875	9/1/2013	Aaa	2,000,000	2,096,820
Kentucky Development Finance Authority-St Claire Medical	5.625	9/1/2021	AAA*	2,500,000	2,601,425
Kentucky Development Finance Authority-Methodist Hospital	5.625	2/1/2017	AAA*	6,500,000	7,192,705
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/1/2017	A/A*	1,000,000	1,068,160
Kentucky Development Authority-South Central Nursing	6.000	7/1/2011	Aaa/AAA*	3,075,000	3,468,508
Kentucky Development Finance Authority-Baptist Hospital	5.000	8/15/2015	Aaa/AAA*	3,250,000	3,369,535
Kentucky Housing Corporation	4.750	7/1/2017	Aaa/AAA*	1,335,000	1,384,769
Kentucky Housing Corporation	5.950	7/1/2017	Aaa/AAA*	1,500,000	1,564,395
Kentucky Housing Corporation	4.650	7/1/2023	Aaa/AAA*	3,595,000	3,558,619
Kentucky Housing Corporation	5.800	7/1/2013	Aaa/AAA*	1,000,000	1,066,710
Kentucky Housing Corporation	5.700	7/1/2017	Aaa/AAA*	500,000	521,575
Kentucky Housing Corporation	5.500	1/1/2015	Aaa/AAA*	1,000,000	1,067,110
Kentucky Housing Corporation	4.400	1/1/2017	Aaa/AAA*	1,000,000	1,020,250
Kentucky Housing Corpoartion	4.850	1/1/2024	Aaa/AAA*	2,000,000	2,039,660
KY State Property & Buildings #64	5.500	5/1/2017	Aaa/AAA*	8,000,000	8,940,000
KY State Property & Buildings #73	5.000	11/1/2021	Aaa/AAA*	1,000,000	1,050,180
KY State Property & Buildings #72	5.375	10/1/2016	Aaa/AAA*	5,000,000	5,584,500
KY State Property & Buildings #72	5.000	10/1/2020	Aaa/AAA*	11,305,000	11,882,007
KY State Property & Buildings #74	5.000	2/1/2020	Aaa/AAA*	4,000,000	4,214,440
KY State Property & Buildings #74	5.000	2/1/2022	Aaa/AAA*	3,000,000	3,125,340
KY State Property & Buildings #74	5.000	2/1/2019	Aaa/AAA*	3,000,000	3,181,950
KY State Property & Buildings #73	5.500	11/1/2017	Aaa/AAA*	1,000,000	1,131,300
KY State Property & Buildings #73	5.000	11/1/2019	Aaa/AAA*	1,360,000	1,445,707
KY State Property & Buildings #73	5.000	11/1/2020	Aaa/AAA*	3,255,000	3,435,490
KY State Property & Buildings #77	5.250	8/1/2015	Aaa/AAA*	1,140,000	1,278,510
KY State Property & Buildings #77	5.250	8/1/2016	Aaa/AAA*	1,680,000	1,888,438
KY State Property & Buildings #77	5.250	8/1/2018	Aaa/AAA*	4,325,000	4,784,358
KY State Property & Buildings #79	5.000	10/1/2021	Aaa/AAA*	5,000,000	5,267,850
KY State Property & Buildings #79	5.000	10/1/2022	Aaa/AAA*	1,500,000	1,571,835
KY State Property & Buildings #79	4.750	10/1/2023	Aaa/AAA*	3,000,000	3,065,580
KY State Property & Buildings #80	5.250	5/1/2018	Aaa/AAA*	2,940,000	3,355,069
KY State Property & Buildings #81	5.000	11/1/2020	Aaa/AAA*	2,560,000	2,714,957

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

KY State Turnpike Authority Economic Development Road Revenue	5.150	7/1/2019	Aaa/AAA*	$1,000,000	$1,070,530
KY Turnpike Economic Development	5.500	7/1/2010	Aaa/AAA*	5,000,000	5,771,500
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2015	Aaa/AAA*	1,770,000	1,940,345
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2017	Aaa/AAA*	1,830,000	1,980,206
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2018	Aaa/AAA*	2,135,000	2,299,950
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2019	Aaa/AAA*	2,415,000	2,591,054
Louisville & Jefferson County KY Metropolitan Sewer	5.000	5/15/2019	Aaa/AAA*	2,500,000	2,645,050
Louisville & Jefferson County KY Metropolitan Sewer	4.750	5/15/2028	Aaa/AAA*	10,000,000	10,054,100
Louisville & Jefferson County KY Regional Airport Authority	5.500	7/1/2017	Aaa/AAA*	2,655,000	2,970,839
Louisville KY G.O. Series A	5.000	10/1/2020	Aaa/AAA*	7,165,000	7,580,642
Louisville KY Parking Authority-River City First Mortgage	5.000	12/1/2017	Aaa/AAA*	1,000,000	1,066,030
Madison County School District Finance Corporation	4.500	4/1/2016	Aaa/AAA*	695,000	728,575
McCracken County KY School District Finance Corporation	4.650	7/1/2019	Aaa/AAA*	1,655,000	1,712,561
McCracken County KY School District Finance Corporation	4.700	7/1/2020	Aaa/AAA*	1,725,000	1,781,132
McCracken County KY School District Finance Corporation	5.000	7/1/2022	Aaa/AAA*	4,000,000	4,174,400
McCreary County Courthouse & Public Square Corporation Revenue	5.400	9/1/2020	AAA	1,550,000	1,696,987
Nelson County School District Finance Corporation	4.500	4/1/2021	Aaa/Aa3*	1,130,000	1,145,300
Nelson County School District Finance Corporation	4.500	4/1/2023	Aaa/Aa3*	2,505,000	2,512,365
Northern KY University Certificate of Participation	4.900	12/1/2021	Aaa	2,725,000	2,840,813
Northern KY University Certificate of Participation	5.000	12/1/2024	Aaa	2,000,000	2,066,760
Northern KY Water District Revenue Series A	5.000	2/1/2020	Aaa/A2*	3,080,000	3,240,807
Northern KY Water District Revenue	5.000	2/1/2021	Aaa/AAA*	2,635,000	2,757,870
Northern Kentucky Water District	4.000	2/1/2019	Aaa	1,275,000	1,253,669
Northern Kentucky Water District	4.125	2/1/2020	Aaa	1,325,000	1,308,835
Northern Kentucky Water District	4.125	2/1/2021	Aaa	1,380,000	1,349,309
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	9/20/2012	AAA*	220,000	242,651
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	1/20/2019	AAA*	3,110,000	3,338,772
Shelbyville KY Certificate of Participation	5.150	7/1/2018	Aaa	4,165,000	4,489,245
University of Kentucky Consolidated Educational Buildings	5.750	5/1/2015	Aaa/AAA*	1,850,000	2,000,757
University of Kentucky Consolidated Educational Buildings	5.000	5/1/2015	Aaa/AAA*	1,305,000	1,412,180
University of Kentucky Housing and Dining	4.400	6/1/2017	Aaa/Aa3*	2,815,000	2,913,722
Warren County Ky Hospital Facility Revenue	4.625	4/1/2012	Aaa/AAA*	1,500,000	1,587,510
Warren County KY Hospital Facility Revenue	5.000	4/1/2016	Aaa/AAA*	1,000,000	1,068,970
Warren County Ky Hospital Facility Revenue	5.000	4/1/2017	Aaa/AAA*	1,000,000	1,060,400

					253,671,670
LEASE REVENUE BONDS
19.93% of Net Assets
Boone County Ky School District Finance Corporation	5.500	9/1/2019	Aa3	1,860,000	2,060,843
Boone County KY School District Finance Corporation	5.750	2/1/2020	Aa3	1,200,000	1,345,944
Boone County KY School District Finance Corporation	5.000	8/1/2019	Aa3	1,040,000	1,101,797
Boone County KY School District Finance Corporation	5.000	2/1/2022	Aa3	3,000,000	3,133,980
Bullitt County KY School District Finance Corporation	5.000	7/1/2021	Aa3	1,000,000	1,046,490
Christian County KY Public Courthouse Lease Revenue	5.125	8/1/2017	Aa3	1,090,000	1,182,508
Christian County KY Public Courthouse Lease Revenue	5.125	8/1/2018	Aa3	1,145,000	1,235,008
Covington Independent School District Finance Corporation	5.250	6/2/2019	Aa3	1,225,000	1,329,309
Estill County KY School District Finance Corporation	5.875	8/1/2016	Aa3	1,780,000	1,978,915
Fayette County KY School District Financial Corporation	5.375	1/1/2017	AA3/AA-*	1,300,000	1,416,051
Franklin County School Districk Finance Corporation	4.200	5/1/2023	Aa3	2,195,000	2,085,930
Green County KY School District Finance Corporation	5.000	4/1/2021	Aa3	1,085,000	1,134,248
Greenup County School District Finance Corporation	4.650	3/1/2021	Aa3	1,650,000	1,688,907
Hardin County KY School District Finance Corporation	6.000	7/1/2016	Aa3	1,025,000	1,139,175
Harlan KY Independent School District Finance Corporation	6.000	5/1/2015	Aa3	275,000	295,853
Hopkins County School District Finance Corporation	5.125	6/1/2019	Aa3	4,120,000	4,426,240
Jessamine County KY School District Finance Corporation	5.375	1/1/2017	Aa3/A+*	1,500,000	1,621,080
Kenton County School District Finance Corporation	5.375	3/1/2017	A+	4,300,000	4,683,001
KY Area Development Districts Financing Trailer Lease Program	6.150	12/1/2022	AA*	1,020,000	1,168,288
KY Area Development Districts Lease City of Ewing	5.700	6/1/2015	AA*	1,500,000	1,669,875
Kentucky Area Development Districts Financing Lease-Ewing	5.600	6/1/2022	AA	1,055,000	1,155,320
KY Area Development Districts Financing Trust Lease	5.350	12/1/2022	AA*	2,560,000	2,778,291
Kentucky Area Development Districts Financing Lease Program	5.400	12/1/2021	AA	710,000	775,483

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Kentucky Area Development Districts Financing Lease	5.400	12/1/2021	AA	$1,095,000	$1,190,364
KY Infrastructure Authority	5.750	8/1/2013	A-	575,000	588,317
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/1/2020	A+	400,000	411,552
Kentucky Infrastructure Authority	5.750	8/1/2018	Aa3/A*	1,500,000	1,534,530
Kentucky Infrastructure Authority	6.375	8/1/2014	Aa3/A*	700,000	758,506
Kentucky Infrastructure Authority Series A	5.000	6/1/2019	Aa3/AA-*	1,000,000	1,052,440
Kentucky Infrastructure Authority	5.375	2/1/2018	Aa3/A*	2,000,000	2,026,040
Kentucky Infrasturcture Authority	5.000	6/1/2017	Aa3/A*	1,035,000	1,096,386
KY State Property & Buildings Commission Revenue #67	5.375	9/1/2019	Aa3/AA-*	3,475,000	3,779,514
Kentucky State Property & Building #68	5.250	10/1/2018	Aa3/A+*	1,500,000	1,623,765
Kentucky State Property & Building #68	5.000	10/1/2019	Aa3/AA-*	5,500,000	5,782,700
Kentucky State Property & Building #73	5.500	11/1/2013	Aa3/AA-*	1,500,000	1,714,950
Laurel County KY School District Finance Corporation	5.600	3/1/2017	Aa3	1,000,000	1,107,720
Laurel County KY School District Finance Corporation	5.750	6/1/2020	Aa3	1,250,000	1,411,050
Martin County KY School District Finance Corporation	5.375	9/1/2020	Aa3	1,100,000	1,202,883
Montgomery County School District Finance Corporation	4.375	4/1/2023	Aa3	3,105,000	3,020,078
Oldham County KY School District Finance Corporation	5.000	12/1/2021	Aa3	2,090,000	2,187,791
Pendleton County KY Multi-County Lease Revenue	6.500	3/1/2019	A*	34,500,000	36,161,175
Pendleton County KY Multi-County Lease Revenue	6.400	3/1/2019	A	3,000,000	3,606,690
Pendleton County KY School District Finance Corporation	5.125	6/1/2019	Aa3	1,140,000	1,221,989
Pike County School District Finance Corporation	5.000	9/1/2016	Aa3	1,850,000	1,991,692
Pike County KY School District Finance Corporation	5.100	9/1/2020	Aa3	1,000,000	1,059,380
Richmond KY Court Facilities Corporation Revenue	5.250	2/1/2019	AA	1,035,000	1,127,684
Scott County School District	5.000	3/1/2021	Aa3	1,240,000	1,299,185
Trigg County School District Finance Corporation	4.600	4/1/2018	Aa3	1,700,000	1,758,310
Whitley County School Finance	4.800	2/1/2021	Aa3	800,000	825,800
Woodford County School District Financing Corporation	3.625	7/1/2017	Aa3	1,250,000	1,177,738
Woodford County School District Finance Corporation	4.250	7/1/2023	Aa3	1,970,000	1,886,748

					123,057,512
PUBLIC FACILITIES REVENUE BONDS
7.94% of Net Assets
Boone County KY Public Property Corporation-AOC Judicial	5.000	9/1/2019	Aa3	1,000,000	1,063,030
Boone County KY Public Property Corporation—Judicial Facilities	5.125	9/1/2022	Aa3	1,750,000	1,856,383
Calloway County Public Property Corporation-Courthouse	5.625	3/1/2018	A	1,000,000	1,100,090
Danville Ky Multi-City Lease Revenue-Mt Sterling	5.000	9/1/2011	NR	545,000	586,698
Florence KY Public Property Corporation Revenue	5.250	3/1/2017	A3	1,060,000	1,128,338
Kenton County KY Public Property Corporation Revenue	5.700	12/1/2015	A2	1,305,000	1,435,422
Kenton County KY Public Property Corporation Revenue	5.700	12/1/2016	A2	1,380,000	1,520,374
Kentucky League of Cities-Middlesboro Series	6.200	8/1/2017	A-*	555,000	582,806
KY State Property & Buildings Community Revenues #63	5.100	11/1/2018	Aa3/AA-*	2,000,000	2,131,540
KY State Property & Buildings Community Revenues #67	5.125	9/1/2018	Aa3/AA-*	1,000,000	1,069,430
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.100	3/1/2008	Aa	1,500,000	1,565,175
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.150	3/1/2013	Aa	17,860,000	18,690,669
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.200	3/1/2018	Aa	14,500,000	15,174,105
Oldham County KY Public Facilities Construction Corporation	5.250	6/1/2017	A+*	1,060,000	1,150,588

					49,054,646
ESCROWED TO MATURITY BONDS
7.07% of Net Assets
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	6/1/2012	Baa1	2,170,000	2,734,157
Jefferson County KY Health Facilities Alliant Health Services	5.125	10/1/2018	Aaa/AAA*	33,000,000	35,606,010
Jefferson County KY Health Facilities Alliant Health Services	5.125	10/1/2017	Aaa/AAA*	4,980,000	5,321,827

					43,661,994
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.53% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical	5.800	7/1/2011	A-*	270,000	297,510
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	7/1/2017	A-*	5,000,000	5,310,200
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	7/1/2013	A-*	2,870,000	3,056,550
Crittenden County Heathcare Facilities	6.300	1/1/2016	NR	2,095,000	2,186,112
Jefferson County KY Health Facilities Jewish Hospital	5.700	1/1/2011	A1/AA-*	1,200,000	1,317,156
Kentucky Development Finance Authority Green River	6.000	11/1/2010	Aa3	1,000,000	1,120,810

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Kentucky Economic Development Finance Authority Catholic	5.500	9/1/2014	Aa3/AA-*	$1,375,000	$1,518,536
Kentucky Development Finance Authority Hospital-Appalachian	5.850	10/1/2017	BB	1,000,000	907,570
Kentucky Development Finance Authority-Catholic Health	5.000	12/1/2018	AA/Aa2*	6,950,000	7,129,797
Kentucky Development Finance Authority-Catholic Health	5.750	12/1/2015	AA/Aa2*	2,000,000	2,179,760
Kentucky Economic Development Finance Authority Revenue	5.250	9/1/2021	Aa2/AA*	2,000,000	2,068,680
Kentucky Economic Development Finance Authority-Norton Health	6.125	10/1/2010	BBB+	7,000,000	7,562,240
Kentucky Economic Development Finance Authority—Catholic	5.125	10/1/2021	A1/AA-*	1,000,000	1,063,050
Madison County Ky Industrial Building Revenue—McCready	5.500	6/1/2020	AA*	1,785,000	1,966,892
Pike County KY Mortgage Revenue Phelps Regional Health	5.650	9/20/2027	AAA*	2,435,000	2,630,287

					40,315,149
PREREFUNDED BONDS
3.05% of Net Assets
Bullitt County KY School District Finance Corporation	6.000	8/1/2014	Aa3	1,100,000	1,153,427
Elsmere KY Industrial Development Revenue-Courtaulds plc	6.750	4/1/2010	NR	2,000,000	2,176,660
Floyd County KY Public Property Revenue-Justice Center	6.125	9/1/2018	A+	1,240,000	1,382,650
Floyd County KY School District Finance Corporation	6.000	6/1/2014	Aa3	1,000,000	1,040,420
Greenup County KY School District Finance Corporation	6.100	9/1/2014	Aa3	1,105,000	1,163,974
Jefferson County Ky Improvement	6.000	4/1/2020	Aa2/AA*	1,985,000	2,324,733
Jefferson County KY Capital Projects Corporation Revenue	5.600	4/1/2014	AAA/Aaa*	1,000,000	1,108,260
Jessamine County KY School District Finance Corporation	6.125	6/1/2015	Aaa/AAA*	1,000,000	1,040,940
Junction City KY College Revenue-Center College Project	5.875	4/1/2017	A2	1,000,000	1,141,080
Letcher County KY School District Finance Corporation	6.700	10/1/2014	Aa3	1,490,000	1,582,365
McLean County KY School District Finance Corporation	6.000	6/1/2014	Aa3	1,405,000	1,462,043
Powell County KY School District Finance Corporation	5.900	8/1/2016	Aa3	1,185,000	1,294,340
Union County KY Public Property Corporation	6.125	9/1/2015	NR	700,000	768,453
University of Louisville Health & Education	6.000	11/1/2013	Aa3	1,180,000	1,223,448

					18,862,792
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
3.05% of Net Assets
Ashland KY Pollution Control Revenue-Ashland Oil Project	6.650	8/1/2009	Baa2	8,835,000	8,972,826
Ashland KY Pollution Control Revenue—Ashland Inc	5.700	11/1/2009	Baa2	1,000,000	1,067,760
Campbellsville KY Industrial Revenue-Campbellsville College	6.950	3/1/2015	NR	1,150,000	1,178,359
Campbellsville KY Industrial Revenue-Campbellsville College	6.000	3/1/2017	NR	1,920,000	1,971,475
Jefferson County KY Pollution Control Revenue-E I DuPont	6.300	7/1/2012	Aa3/AA*	3,500,000	3,637,725
Kentucky League of Cities-Ashland Series	6.250	8/1/2017	A-	1,550,000	1,622,354
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	7/1/2007	NR	360,000	372,611

					18,823,110
GENERAL OBLIGATION BONDS
2.79% of Net Assets
Bowling Green Ky General Obligation	5.300	6/1/2018	Aa3	1,000,000	1,087,750
Bowling Green KY General Obligation	4.600	6/1/2018	Aa2/AA-*	1,290,000	1,333,615
Hardin County KY General Obligation	5.125	6/1/2019	A1	2,255,000	2,364,097
Jefferson County Series A	4.900	12/1/2018	Aa2/AA*	1,605,000	1,693,307
Kentucky Area Development Districts Financing	4.700	6/1/2024	AA	2,625,000	2,650,778
Kentucky State Property & Buildings Commission Project #62	4.625	9/1/2013	Aa3/AA-*	2,750,000	2,924,405
Lexington Fayette Urban County Government Detention Center	4.750	5/1/2018	Aa2/AA+*	3,120,000	3,254,940
Louisville KY General Obligation	5.000	11/1/2019	Aa3/AA-*	1,775,000	1,903,031

					17,211,922
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.05% of Net Assets
Florence KY Housing Facility Revenue	6.300	8/15/2019	A/A*	2,615,000	2,935,939
Kentucky Housing Corporation	3.900	7/1/2017	Aaa/AAA*	2,055,000	1,994,028
Kentucky Housing Corporation	4.550	7/1/2024	Aaa/AAA*	6,000,000	5,968,320
KY State Property & Building #67	5.125	9/1/2016	Aa3/AA-*	1,000,000	1,079,160
Louisville Housing Assistance Mortgage Corp Rivertown Project	5.100	7/1/2024	Aa2	655,000	655,000

					12,632,447
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.78% of Net Assets
Berea Educational Facilities College Project	4.000	6/1/2019	Aaa	1,315,000	1,282,414
Berea Educational Facilities Revenue	4.125	6/1/2022	Aaa	2,190,000	2,095,764

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Georgetown College Project Series A	6.000	11/15/2016	A	$1,000,000	$1,124,130
Georgetown College Project Series A	6.250	11/15/2020	A	4,000,000	4,429,040
Jefferson County KY College Project Bellarmine College	5.250	5/1/2019	Baa2	2,000,000	2,080,620

					11,011,969
CERTIFICATES OF PARTICIPATION BONDS
.82% of Net Assets
Jeffersontown KY Certificate of Participation	6.500	9/1/2009	A3	1,235,000	1,297,997
Jeffersontown KY Certificate of Participation	5.750	11/1/2015	A3	1,095,000	1,192,521
Shelbyville KY Certificates of Participation	5.350	10/1/2013	NR	1,295,000	1,373,840
Shelbyville KY Certificate of Participation	5.450	10/1/2017	NR	1,130,000	1,169,188

					5,033,546
MUNICIPAL UTILITY REVENUE BONDS
.45% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue	6.400	1/1/2007	BBB-	575,000	592,509
Danville KY Multi-City Lease Revenue-Ashland Utilities	6.750	4/1/2012	BBB+*	915,000	927,609
KY Rural Water Financial Corporation Public Project Revenue	5.375	2/1/2020	AA*	1,140,000	1,242,680

					2,762,797

Total Investments (cost $565,955,073)(a)—96.53% of Net Assets					$596,099,554

*	Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$30,914,771
Unrealized depreciation	(770,291)

Net unrealized appreciation	$30,144,480

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:
Investment in securities, at value (Cost: $565,955,073)		$596,099,554
Cash		12,477,577
Receivable for investments sold		6,508,900
Interest receivable		9,547,006

Total assets		624,633,037
LIABILITIES:
Payable for:
Distributions	$6,630,747
Fund shares redeemed	62,728
Management fee	214,845
Transfer agent	63,251
Other fees	116,647

Total liabilities		7,088,218

NET ASSETS:
Net assets consist of:
Capital		589,413,916
Net accumulated realized loss on investment transactions		(2,013,578)
Net unrealized appreciation in value of investments		30,144,481

Net assets at value		$617,544,819

NET ASSET VALUE, offering price and redemption price per share ($617,544,819 / 80,393,370 shares outstanding)		$7.68

STATEMENT OF OPERATIONS
For the six months ended December 31, 2003

Net investment income:
Interest income		$15,360,628

Expenses:
Management fee		1,263,976
Transfer agent		371,574
Professional fees		55,655
Trustee fees		30,171
Other expenses		108,437

Total expenses		1,829,813
Custodian expense reductions		(44,308)

Net investment income		13,575,123

Realized and unrealized gain on investments
Net realized gain		341,201
Net decrease in unrealized appreciation		(4,598,775)

Net realized and unrealized gain on investments		(4,257,574)

Net increase in net assets resulting from operations		$9,317,549

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended June 30, 2003 and the six months ended December 31, 2003

	Six Months 12/31/03	Year ended 2003
Increase in net assets:
Operations:
Net investment income	$13,575,123	$25,890,346
Net realized gain on investments	341,201	818,728
Net increase / (decrease) in unrealized appreciation	(4,598,775)	18,537,076

Net increase in net assets resulting from operations	9,317,549	45,246,150
Distributions to shareholders from net investment income	(13,575,123)	(25,890,346)
Net fund share transactions	9,209,275	57,880,893

Total increase	4,951,701	77,236,697
Net assets:
Beginning of year	612,593,118	535,356,421

End of year	$617,544,819	$612,593,118

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/2003	For the years ended June 30,
		2003	2002	2001	2000
Net asset value, beginning of year	$7.73	$7.48	$7.41	$7.22	$7.47

Income from investment operations:
Net investment income	0.17	0.34	0.36	0.37	0.38
Net gains/(losses) on securities, both realized and unrealized	(0.05)	0.25	0.07	0.19	(0.25)

Total from investment operations	0.12	0.59	0.43	0.56	0.13
Less distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.36)	(0.37)	(0.38)

Net asset value, end of year	$7.68	$7.73	$7.48	$7.41	$7.22

Total return	1.59%	8.04%	5.93%	7.94%	1.78%
Net assets, end of year (in thousands)	$617,545	$612,593	$535,360	$467,236	$416,957
Ratio of net expenses to average net assets (a)	0.29%	0.58%	0.59%	0.60%	0.61%
Ratio of net investment income to average net assets	2.23%	4.45%	4.84%	5.05%	5.17%
Portfolio turnover	5.39%	10.69%	9.99%	9.06%	15.74%

(a)	Percentages before custodian expense reduction were:
.30% for the 6 months ended 12/31/03, .60% for 2003, .61% for 2002, .62% for 2001, and .63% for 2000.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds—100% December 31, 2003	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
49.97% of Net Assets
Boone-Florence Water Supply System Revenue	4.300	12/1/2011	Aaa/AAA	*	$505,000	$546,870
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	1/1/2006	Aaa/AAA	*	1,000,000	1,065,230
Carrollton & Henderson Ky Public Energy Authority Gas Revenue	5.000	1/1/2009	Aaa/AAA	*	3,650,000	4,060,041
Carrollton & Henderson KY Public Energy Authority Gas Revenue	4.200	1/1/2006	Aaa/AAA	*	750,000	787,170
Eastern KY University Consolidated Education Building	4.300	5/1/2009	Aaa/AAA	*	500,000	541,280
Hardin County KY Hospital Revenue Refunding	3.500	10/1/2010	Aaa		1,050,000	1,084,419
Jefferson County KY Health Facility University Medical Center	5.000	7/1/2008	Aaa/AAA	*	300,000	329,856
Jefferson County KY School District Finance Corporation S:A	4.900	1/1/2008	Aaa/AAA	*	550,000	604,791
Jefferson County KY School District Finance Corporation S:A	5.000	1/1/2009	Aaa/AAA	*	750,000	834,255
Jefferson County School District Finance Corporation S:A	3.125	1/1/2011	Aaa/AAA	*	2,240,000	2,242,083
Jefferson County KY Capital Project Corporation Lease Revenue	5.500	4/1/2005	Aaa/AAA	*	365,000	384,874
KY Asset/Liability Community General Fund Revenue	3.000	7/15/2011	Aaa/AAA	*	2,000,000	1,985,300
Kentucky Asset/Liability Community General Fund Revmue	5.000	7/15/2009	Aaa/AAA	*	2,000,000	2,242,800
KY Asset/Liability Community General Fund Project Notes	5.000	7/15/2010	Aaa/AAA	*	1,000,000	1,126,790
KY Economic Development Finance Authority Baptist Health Systems	4.750	8/15/2005	Aaa/AAA	*	4,000,000	4,159,400
Kentucky Economic Development Finance Authority Ashland Hospital	5.000	2/1/2005	Aaa/AAA	*	500,000	519,165
KY Economic Development Finance Authority Appalachian Hospital	5.500	10/1/2007	A/A*		1,000,000	1,095,060
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/1/2010	A*		1,000,000	1,101,700
KY Housing Corporation Housing Revenue	4.850	7/1/2004	Aaa/AAA	*	1,700,000	1,722,355
KY State Property & Building Commission Project#69 Series D	5.500	8/1/2008	Aaa/AAA	*	1,140,000	1,290,902
KY State Property & Building Commission Project#69	5.000	8/1/2008	Aaa/AAA	*	1,320,000	1,469,292
KY State Property & Building Commission Project#69 Series B	5.000	8/1/2009	Aaa/AAA	*	1,620,000	1,818,126
KY State Property & Building Community Project #65	5.750	2/1/2009	Aaa/AAA	*	750,000	862,568
KY State Property & Building Community Project #74	5.375	2/1/2011	Aaa/AAA	*	1,005,000	1,148,685
KY State Property & Building Community Project #73	5.500	8/1/2007	Aaa/AAA	*	2,000,000	2,236,440
KY State Property & Building Commission Project #81	5.000	11/1/2009	Aaa/AAA	*	1,010,000	1,135,715
KY State Property & Building Commission Project #74	5.375	2/1/2009	Aaa/AAA	*	1,000,000	1,129,280
KY Turnpike Authority Economic Development Road Revenue	5.500	7/1/2007	Aaa/AAA	*	3,000,000	3,345,690
KY State Turnpike Authority Revitaliation Projects	5.500	7/1/2009	Aaa/AAA	*	3,775,000	4,318,109
Marion County Ky Alliant Health System Revenue	4.200	10/1/2007	Aaa/AAA	*	325,000	350,087
Northern KY University Certificate of Participation Housing Facility	4.500	12/1/2004	Aaa/AAA	*	1,000,000	1,030,260
Northern KY University Certificates of Participation Student Housing	5.000	12/1/2007	Aaa/AAA	*	1,190,000	1,320,495
Northern KY Water Services District Water District Revenue	4.750	2/1/2011	Aaa		1,025,000	1,100,543
University Of Kentucky Consolidated Education Building	4.600	5/1/2011	Aaa/AAA	*	650,000	666,400
University Of KY Consolidated Education Building Series S	3.500	5/1/2010	Aaa/AAA	*	1,190,000	1,230,996
University Of KY Consolidated Education Building Series S	3.500	5/1/2011	Aaa/AAA	*	1,040,000	1,063,629

						51,950,654
LEASE REVENUE BONDS
16.80% of Net Assets
Jefferson County Ky School District Finance Corporation S:B	4.400	2/1/2008	Aa3/AA-	*	500,000	539,475
Kenton County KY School District Finance Corporation	5.200	3/1/2005	Aa3/AA-	*	500,000	522,850
Kentucky Asset/Liability Community General Fund Project Notes	5.000	2/1/2007	AA3/AA-	*	500,000	544,155
KY Area Development District Financing City of Ewing	5.100	6/1/2010	AA*		1,300,000	1,459,848
KY Infractructure Authority Series A	5.000	6/1/2010	Aa3/AA-	*	2,000,000	2,240,520
KY Infrastructure Authority Government Agency Program S:K	4.000	8/1/2010	A-*		1,000,000	1,053,810
KY Infrastructure Authority Revolving Fund Program Ser:L	5.000	6/1/2006	Aa3/AA-	*	415,000	446,872
KY Interlocal School Transportation Equipment Lease	4.900	3/1/2004	Aa3		500,000	503,130
KY State Property & Building Commission Project#71	5.500	8/1/2008	Aa3/AA-	*	10,000	11,314
KY State Property & Building Community Revenue Project#60	5.500	10/1/2008	Aa3/AA-	*	500,000	567,965
KY State Property & Building Commission Road Fund #73	3.700	11/1/2008	Aa3/AA-	*	1,000,000	1,057,090
KY State Property & Building Commission Project#73	5.250	11/1/2008	Aa3/A+	*	1,750,000	1,977,115
KY State Property & Building Commission Project#73	5.250	11/1/2009	Aa3/AA-	*	1,790,000	2,035,785
Kentucky State Property & Building Commission Project#73	5.250	11/1/2010	Aa3/A+	*	3,000,000	3,420,060
Laurel County School District Finance Corporation	4.600	3/1/2010	Aa3		1,000,000	1,083,560

						17,463,549
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.63% of Net Assets
KY Economic Development Finance Authority Catholic Health	4.250	10/1/2009	A1/AA-	*	255,000	268,676
KY Economic Development Finance Authority Catholic Health	4.500	10/1/2011	A1/AA-	*	1,000,000	1,058,950

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds—100% December 31, 2003	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value

KY Economic Development Finance Authority Catholic Health	5.500	12/1/2006	Aa2/AA	*	$1,790,000	$1,952,228
KY Economic Development Finance Authority Catholic Health	5.500	12/1/2010	Aa2/AA	*	2,100,000	2,399,166
KY Economic Development Finance Authority Catholic Health	5.750	12/1/2015	Aa2/AA	*	2,000,000	2,208,200
Kentucky Economic Development Finance Authority Norton Health	6.125	10/1/2010	BBB+		1,000,000	1,080,320

						8,967,539
ESCROWED TO MATURITY BONDS
6.55% of Net Assets
Jefferson County KY Capital Projects Corporation Revenue	6.375	12/1/2007	NR		1,500,000	1,738,020
Kentucky State Property & Building Commission Project#71	5.500	8/1/2008	Aaa/AAA	*	4,440,000	5,073,277

						6,811,297
MUNICIPAL UTILITY REVENUE BONDS
3.45% of Net Assets
Lexington-Fayette Urban County Government Ky Sewer System B	5.000	7/1/2007	Aa3/AA	*	1,290,000	1,412,860
Louisville KY Waterworks Board Water System Revenue Refunding	4.250	11/15/2007	Aa1/AA	*	1,000,000	1,077,210
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	Aa1/AA	*	1,000,000	1,096,400

						3,586,470
GENERAL OBLIGATION BONDS
2.92% of Net Assets
Jefferson Co General Obligation	5.500	8/15/2010	Aa2/AA	*	2,635,000	3,036,416

						3,036,416
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.34% of Net Assets
Ashland KY Pollution Control Revenue Ashland Oil Project	6.650	8/1/2009	Baa2		1,500,000	1,527,075
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/1/2009	Baa2		500,000	533,880
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	7/1/2007	NR		355,000	367,436

						2,428,391
PREREFUNDED BONDS
1.63% of Net Assets
Ky State Property & Building Commission Revenue Project#59	5.600	11/1/2007	Aa3/AA	*	1,550,000	1,699,095

						1,699,095
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.98% of Net Assets
Murray State University Revenue Series G Second Series	5.600	5/1/2006	A2/A	*	1,000,000	1,022,380

						1,022,380
CERTIFICATES OF PARTICIPATION BONDS
.64% of Net Assets
Shelbyville Certificates of Participation Refinancing	4.900	10/1/2007	NR		665,000	663,909

						663,909

Total Investments (cost $93,977,174)(a)—93.91% of Net Assets						$97,629,699

* Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
NR Not Rated
# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,788,010
Unrealized depreciation	(135,485)

Net unrealized appreciation	$3,652,525

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:
Investment in securities, at value (Cost: $93,977,174)		$97,629,699
Cash		1,692,503
Receivable for investments sold		3,509,500
Interest receivable		1,528,798

Total assets		104,360,500
LIABILITIES:
Payable for:
Distributions	$279,952
Fund shares redeemed	49,796
Management fee	43,473
Transfer agent	11,009
Other fees	10,650

Total liabilities		394,880

NET ASSETS:
Capital		101,300,582
Net accumulated realized losses on investment transactions		(987,487)
Net unrealized appreciation in value of investments		3,652,525

Net assets at value		$103,965,620

NET ASSET VALUE, offering price and redemption price per share ($103,965,620 / 19,266,358 shares outstanding)		$5.40

STATEMENT OF OPERATIONS

For the year ended December 31, 2003

Net investment income:
Interest income	$1,886,357

Expenses:
Management fee	253,680
Transfer agent	63,978
Professional fees	10,254
Trustee fees	4,957
Other expenses	26,626

Total expenses	359,495
Custodian expense reductions	(9,476)

Net investment income	1,536,338

Realized and unrealized gain on investments
Net realized gain	6,975
Net decrease in unrealized appreciation	(741,680)

Net realized and unrealized gain on investments	(734,705)

Net increase in net assets resulting from operations	$801,633

The companying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended June 30, 2003 and the six months ended December 31, 2003

	Six Months 12/31/2003	Year ended 2003
Increase in net assets:
Operations:
Net investment income	$1,536,338	$3,128,791
Net realized gain on investments	6,975	112,593
Net increase / (decrease) in unrealized appreciation	(741,680)	2,113,506

Net increase in net assets resulting from operations	801,633	5,354,890
Distributions to shareholders from net investment income	(1,536,338)	(3,128,791)
Net fund share transactions	5,170,986	17,221,036

Total increase	4,436,281	19,447,135
Net assets:
Beginning of year	99,529,340	80,082,205

End of year	$103,965,621	$99,529,340

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:
	6 months	For the years ended June 30,
	12/31/2003	2003	2002	2001	2000
Net Asset Value, beginning of year	$5.44	$5.30	$5.22	$5.09	$5.20

Income From Investment Operations:
Net investment income	0.08	0.19	0.20	0.23	0.21
Net gains/(losses) on securities (both realized and unrealized)	(0.04)	0.14	0.08	0.13	(0.11)

Total from investment operations	0.04	0.33	0.28	0.36	0.10
Less distributions:
Distributions from net investment income	(0.08)	(0.19)	(0.20)	(0.23)	(0.21)

Net asset value, end of year	$5.40	$5.44	$5.30	$5.22	$5.09

Total return	0.79%	6.23%	5.50%	7.18%	1.95%
Net assets, end of year (in thousands)	$103,966	$99,529	$80,082	$55,555	$51,205
Ratio of expenses to average net assets (a)	0.35%	0.69%	0.69%	0.70%	0.69%
Ratio of net investment income to average net assets	1.53%	3.43%	3.82%	4.42%	4.06%
Portfolio turnover	8.14%	22.30%	8.04%	22.40%	30.57%

(a)	Percentages before custodian expense reductions were:
.36%	for the six months ended 12/31/03, .71% for 2003, .71% for 2002, .72% for 2001, and .71% for 2000.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds—100% December 31, 2003	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
68.94% of Net Assets
De Soto County MS School District	4.500	4/4/2016	Aaa		$30,000	$31,409
Gautier MS Utility District Utility System Revenue	5.125	3/1/2018	Aaa		75,000	80,717
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	5/1/2012	Aaa/AAA	*	30,000	34,073
Jackson MS Public School District Limited Tax Notes	5.375	10/1/2020	Aaa		20,000	21,784
Jackson MS Water & Sewer System Revenue	5.250	9/1/2020	Aaa/AAA	*	50,000	53,715
Madison County MS School District—Series A	5.250	9/1/2020	Aaa/AAA	*	25,000	26,858
Medical Center Educational Building Corporation MS Revenue	5.500	12/1/2023	AAA*		20,000	22,555
MS Development—Madison County Road & Bridge Project	5.250	6/1/2023	Aaa		50,000	53,127
MS Development Bank Special Obligation Madison County	5.250	6/1/2024	Aaa		50,000	52,890
MS Development BK Special Obligation Flowood Revenue Project	5.625	11/1/2019	Aaa/AAA	*	10,000	11,135
MS Development BK Special Obligation Natchez Convention Center	5.800	7/1/2019	Aaa/AAA	*	25,000	28,914
MS Development Bank Special Obligation Gulfport Water Sewer	5.625	7/1/2024	Aaa/AAA	*	105,000	116,360
MS Development BK Special Obligation Gulfport Combined Water	5.500	7/1/2015	Aaa/AAA	*	10,000	11,536
MS Development Bank Special Obligation Desoto County	5.900	7/1/2021	AAA*		5,000	5,669
MS Development Bank Special Obligation Rankin County	5.400	7/1/2014	Aaa/AAA	*	10,000	11,127
MS Development Bank Special Obligation Meridian Community	5.500	7/1/2016	AAA*		30,000	33,577
MS Development Bank Special Obligation Multi-Purpose	5.000	7/1/2021	AAA*		50,000	51,996
MS Development Bank Special Obligation Wastewater	5.375	2/1/2021	Aaa/AAA	*	100,000	108,243
MS Development Bank Special Obligation Horn Lake	5.000	10/1/2020	AAA*		50,000	52,451
MS Development Bank Special Obligation Desoto County	5.000	11/1/2022	Aaa/AAA	*	25,000	25,745
MS Development Bank Special Obligation Lee County School	4.500	9/1/2021	Aaa		100,000	100,852
MS Development Bank Special Obligation Capital Projects	5.875	7/1/2024	Aaa/AAA	*	75,000	89,274
MS Development Bank Special Obligation Combination	5.000	7/1/2018	Aaa/AAA	*	100,000	107,675
MS Hospital Equipment & Facilities Singing River Hospital	5.500	3/1/2023	Aaa/AAA	*	120,000	122,105
MS Hospital Equipment and Facilities Forrest County	5.500	1/1/2024	Aaa/AAA	*	45,000	48,230
Ms Development BK Special Obligation Culkin Water District	5.800	7/1/2018	Aaa/AAA	*	25,000	28,322
MS State University Educational Building Corporate Revenue	5.500	8/1/2014	Aaa		75,000	85,180
Natchez MS Water & Sewer System Revenue	5.700	8/1/2017	Aaa/AAA	*	150,000	165,744
Olive Branch MS Public Improvement	4.125	6/1/2022	Aaa		100,000	95,335
Olive Branch MS Water & Sewer Revenue	4.500	3/1/2014	Aaa		30,000	32,018
Southern MS Education Building Corporation Revenue	5.100	3/1/2020	Aaa/AAA	*	70,000	74,115
Southern MS University Educational Building Corporation	5.750	3/1/2021	Aaa		10,000	11,249
Stone County MS School District	4.000	6/1/2016	Aaa/AAA	*	100,000	100,621
Tupelo MS Public School District	5.375	11/1/2015	Aaa/AAA	*	20,000	22,360
University MS Educational Building—Stadium A	5.500	12/1/2017	Aaa/AAA	*	5,000	5,548
Walnut Grove Correctional Authority Certificates of Participation	6.000	11/1/2019	Aaa/AAA	*	90,000	105,382
Winston County MS Urban Renewal Revenue	5.150	12/1/2017	AAA*		15,000	16,357

						2,044,245
PREREFUNDED BONDS
10.91% of Net Assets
MS Development BK Special Obligation Adams County Juvenile	5.900	7/1/2017	A*		10,000	11,709
MS State Capital Improvements	5.000	11/1/2018	AA*		125,000	141,771
MS State Capital Improvements	5.000	11/1/2020	AA*		50,000	56,709
MS State Capital Improvements	5.000	11/1/2021	AA*		100,000	113,417

						323,606
GENERAL OBLIGATION BONDS
10.30% of Net Assets
Biloxi MS Tax Increment—LTD Obligation—Series A	5.900	10/1/2019	A*		35,000	37,879
Hinds County MS School District	4.750	3/1/2015	NR		50,000	51,752
Horn Lake Special Assessment Improvement Bonds-Desoto	5.400	4/15/2020	A-*		25,000	26,638
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/1/2021	A2		20,000	21,933
MS Development Bank Special Obligation Public Improvement	4.750	12/1/2019	BBB+	*	145,000	144,833
Mississippi State	5.100	11/15/2012	Aa3/AA	*	10,000	11,292
Richland MS Tax Increment	5.600	6/1/2013	NR		10,000	11,099

						305,426

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds—100% December 31, 2003	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value

MUNICIPAL UTILITY REVENUE BONDS
2.17% of Net Assets
MS Development Bank Special Obligation-Bay St Louis	5.375	7/1/2014	A*		$10,000	$10,856
MS Development Bank Special Obligation Okolona Electric	5.350	7/1/2021	A*		50,000	53,600

						64,456
ESCROWED TO MATURITY BONDS
1.95% of Net Assets
Harrison County MS Wastewater Management District	5.000	2/1/2015	Aaa/AAA	*	25,000	27,932
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	7/1/2012	NR		25,000	30,000

						57,932
PUBLIC FACILITIES REVENUE BONDS
1.79% of Net Assets
Mississippi Development Bank Special Obligation—Southaven	6.200	3/1/2020	A*		10,000	11,372
Vicksburg Warren MS School District	4.700	2/1/2017	AA-*		40,000	41,579

						52,951
CERTIFICATES OF PARTICIPATION BONDS
1.42% of Net Assets
Monroe County MS Certificates of Participation Jail Project	5.050	4/1/2020	Aaa		40,000	42,233

						42,233

Total Investments (cost $2,711,834)(a)—97.49% of Net Assets						$2,890,848

* Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
NR Not Rated
# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$182,877
Unrealized depreciation	(3,863)

Net unrealized appreciation	$179,014

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:
Investments in securities, at value (Cost: $2,711,834)		$2,890,848
Cash		59,607
Interest receivable		45,717
Receivable from Advisor		3,448
Pre-paid expenses		1,253

Total assets		3,000,873
LIABILITIES:
Payable for:
Distributions	29,277
Transfer agent	6,275
Total liabilities		35,552

NET ASSETS:
Capital		2,786,245
Net accumulated realized gain on investment transactions		62
Net unrealized appreciation in value of investments		179,014

Net assets at value		$2,965,321

NET ASSET VALUE, offering price and redemption price per share ($2,965,321 / 254,179 shares outstanding)		$11.67

STATEMENT OF OPERATIONS
For the six month period ended December 31, 2003

Net investment income:
Interest income	$63,134

Expenses:
Investment advisory fees	6,923
Transfer agent	2,077
Custodian fees	2,400
Professional fees	958
Trustee fees	135
Other expenses	1,619

Total expenses	14,112
Expenses reimbursed by Investment Advisor	(6,173)
Custodian expense reductions	(2,400)

Net investment income	57,595
Realized and unrealized loss on investments
Capital gain payable	(691)
Net decrease in unrealized appreciation	(11,263)

Net realized and unrealized loss on investments	(11,954)

Net increase in net assets resulting from operations	$45,641

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six month period ended December 31, 2003 and the year ended June 30, 2003

	Six months 12/31/03	One year 2003
Increase in net assets:
Operations:
Net investment income	$57,596	$103,755
Net realized gain	(691)	753
Net increase / (decrease) in unrealized appreciation	(11,263)	145,662

Net increase in net assets resulting from operations	45,642	250,170
Distributions to shareholders from net investment income	(57,596)	(103,755)
Distributions to shareholders from capital gain	(691)	(91)
Net fund share transactions	250,072	752,982

Total increase	237,427	899,306
Net assets:
Beginning of year	2,727,895	1,828,589

End of year	$2,965,322	$2,727,895

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/2003	For the years ended June 30,			For the period 1/1/2000 to 6/30/2000 (a)
		2003	2002	2001
Net Asset Value, beginning of period	$11.74	$11.00	$10.83	$10.35	$10.00

Income From Investment Operations:
Net investment income	0.24	0.50	0.54	0.55	0.27
Net gains (losses) on securities (both realized and unrealized)	(0.07)	0.74	0.17	0.48	0.35

Total from investment operations	0.17	1.24	0.71	1.03	0.62
Less Distributions:
Distributions (from net investment income)	(0.24)	(0.50)	(0.54)	(0.55)	(0.27)

Net asset value, end of period	$11.67	$11.00	$11.00	$10.83	$10.35

Total return	1.53%	11.53%	6.67%	10.19%	6.24	% (c)
Net assets, end of period (in thousands):	$2,966	$2,728	$1,829	$816	$238
Ratio of expenses to average net assets (d)	0.20%	0.33%	0.27%	0.21%	0.50	% (b)
Ratio of net investment income to average net assets	1.88%	4.37%	4.87%	5.18%	5.31%
Portfolio turnover	0.19%	2.36%	3.40%	0.00%	0.00%

(a)	Commencement of operations January 1, 2000
(b)	Annualized
(c)	Total return is not annualized
(d)	Percentages are after expenses reimbursed by Adviser and custodian expense reduction.

Expenses reimbursed by Adviser and custodian expense reduction were:

.22% and .09% for the six months ended 12/31/03, .55% and .20% for 2003, .60% and .37% for 2002, .92% and 1.02% for 2001 and 2.85% and 1.39% for 2000 respectively.

The accompanying notes are an intergral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL BONDS
56.81% of Net Assets
Catawaba County NC Catawba Memorial Hospital Revenue	5.000	10/1/2017	Aaa/AAA*	$500,000	$532,325
Cumberland County NC Certificates of Participation Civic Center	5.000	12/1/2018	Aaa/AAA*	500,000	533,365
Cumberland County NC Hospital Facilities Revenue	5.250	10/1/2019	Aa/AA*	1,000,000	1,062,530
Dare County NC Utility System Revenue	5.250	6/1/2018	Aaa/AAA*	250,000	281,145
Dare County NC Certificates of Participation	5.125	6/1/2018	Aaa/AAA*	500,000	545,590
Elizabeth City NC Housing Development Mortgage Revenue	6.125	4/1/2023	Aa	140,000	144,665
Gaston County NC Certificates of Participation Public Facilities	5.250	12/1/2016	Aaa/AAA*	850,000	936,989
Gastonia NC Combined Utilities Systems Revenue	5.625	5/1/2019	Aaa/AAA*	500,000	559,640
Greenville NC Housing Development Corporation Series A	5.800	7/1/2024	Aaa/AAA*	35,000	35,525
Harnett County NC Certificate of Participation	5.000	12/1/2018	Aaa/AAA*	1,000,000	1,079,460
Lenoir NC Housing Authority Mortgage Revenue	5.700	8/20/2024	AAA*	100,000	105,195
New Hanover County NC Certificates of Participation	5.000	12/1/2017	Aaa/AAA*	250,000	268,353
New Hanover County NC Hospital Revenue	5.750	10/1/2026	Aaa/AAA*	100,000	108,212
New Hanover County NC Hospital Revenue	5.000	10/1/2019	Aaa/AAA*	1,110,000	1,174,103
New Hanover County NC Certificates of Participation	5.000	12/1/2022	Aaa/AAA*	1,000,000	1,054,340
NC Educational Facilities Finance Agency St Augustines	5.250	10/1/2018	AA*	600,000	637,218
NC Educational Facilities Finance Agency St Augustines	5.250	10/1/2028	AA*	630,000	650,532
NC Eastern Municipal Power Agency Power System Revenue	5.500	1/1/2017	Aaa/AAA*	150,000	151,778
NC Eastern Municipal Power Agency Power System Revenue	5.750	1/1/2019	Aaa/AAA*	100,000	100,000
NC Eastern Municipal Power Agency Power System Revenue	5.700	1/1/2015	Aaa/AAA*	345,000	385,365
NC Eastern Municipal Power Agency Power System Refunding	5.375	1/1/2024	Aaa/AAA*	1,000,000	1,063,090
NC Eastern Municipal Power Agency Power System Refunding	6.000	1/1/2018	Aaa/AAA*	1,000,000	1,197,310
NC Central University Housing System Revenue	5.800	11/1/2018	Aaa/AAA*	50,000	55,416
NC Central University Housing System Revenue	5.800	11/1/2020	Aaa/AAA*	60,000	66,359
NC Power Series A	5.250	1/1/2019	Aaa/AAA*	1,000,000	1,084,250
NC Medical Care Community Hospital Revenue-High Point	5.000	10/1/2019	Aaa/AAA*	500,000	531,525
NC Medial Care Community Hospital Northeast Medical Center	4.600	11/1/2020	Aaa/AAA*	350,000	358,922
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	6/1/2017	Aaa/AAA*	500,000	531,760
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/1/2014	Aaa/AAA*	5,000	5,468
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/1/2014	Aaa/AAA*	50,000	54,142
NC Medical Care Community Hospital Revenue-Wilson Memorial	5.625	11/1/2018	Aaa/AAA*	80,000	87,214
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	1/1/2017	Aaa/AAA*	500,000	532,845
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	1/1/2017	Aaa/AAA*	700,000	755,118
Pitt County NC Certificates of Participation Public Facilities	5.850	4/1/2017	Aaa/AAA*	100,000	112,840
Pitt County NC Certificates of Participation Public Facilities	5.500	4/1/2020	Aaa/AAA*	500,000	552,870
Raleigh Durham NC Airport Authority	5.250	11/1/2018	Aaa	1,000,000	1,084,200
Raleigh/Durham NC Airport Revenue	5.000	11/1/2020	Aaa	1,000,000	1,049,960
Randolph County NC Certificates of Participation	5.750	6/1/2022	Aaa/AAA*	500,000	558,935
Union County NC Enterprise System	4.100	6/1/2021	Aaa/AAA*	1,185,000	1,156,110
University of NC at Chapel Hill Hospital Revenue	5.250	2/15/2017	Aaa/AAA*	500,000	557,320
University of NC at Wilmington Dorm & Dining System Revenue	5.400	1/1/2018	Aaa/AAA*	120,000	131,089
Wilson Combined Enterprise System	4.700	12/1/2022	Aaa/AAA*	500,000	513,170
University of NC at Winston-Salem Student Services Revenue	5.400	6/1/2012	Aaa/AAA*	10,000	10,711

					22,396,951
HOSPITAL AND HEALTHCARE REVENUE BONDS
12.07% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue	5.750	1/15/2021	Aa3/AA*	250,000	261,785
Charlotte/Mecklenburg NC Hospital Authority Revenue	5.875	1/15/2026	Aa3/AA*	50,000	52,247
Charlotte/Mecklenburg NC Hospital Authority Revenue	5.000	1/15/2017	Aa3/AA*	750,000	776,633
Cumberland County NC Hospital Facilities Revenue	5.250	10/1/2019	A3/A-*	1,000,000	1,035,520
NC Medical Care Community Hospital Revenue-Duke Univ Hosp	5.250	6/1/2017	Aa3/AA*	900,000	944,262
NC Medical Care Community Hospital Revenue-Duke Univ Hosp	5.250	6/1/2021	Aa3/AA*	150,000	153,059
NC Medical Care Community Hospital Revenue-Gaston Memorial	5.500	2/15/2019	A1/A+*	150,000	155,942
NC Medical Care Community Hospital Revenue-Pitt County	5.250	12/1/2013	Aa3/AA*	800,000	860,808

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

NC Medical Care Community Hospital Revenue-Pitt County	5.000	12/1/2018	Aa3/AA-*	$500,000	$516,480

					4,756,735
PREREFUNDED BONDS
9.30% of Net Assets
Fayetteville NC Public Works Community Revenue	5.100	3/1/2015	Aaa/AAA*	400,000	442,261
Greensboro NC Coliseum Complex Improvement	5.700	12/1/2010	A1/AA*	55,000	62,246
Greenville NC Enterprise System Revenue	6.000	9/1/2010	A1/A+*	100,000	105,257
NC Eastern Municipal Power Agency Power System	6.000	1/1/2026	AAA/BBB*	15,000	18,046
North Carolina Public Improvement	5.250	3/1/2016	Aaa/AAA*	1,000,000	1,151,120
Pitt County NC Memorial Hospital Revenue	5.500	12/1/2015	Aaa/AAA*	325,000	351,696
Union County NC Enterprise System	5.500	6/1/2021	Aaa/AAA*	245,000	272,396
University of NC at Chapel Hill Hospital Revenue	5.250	2/15/2019	A1/AA*	105,000	114,970
Winston-Salem NC Water & Sewer System Revenue	5.125	6/1/2020	Aa2/AAA*	1,000,000	1,146,910

					3,664,901
CERTIFICATES OF PARTICIPATION BONDS
8.91% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	4/1/2021	Aa3/AA-*	650,000	685,900
Charlotte NC Certificates of Participation Convention Facilities	5.500	12/1/2020	Aa2/AA+*	700,000	771,316
Charlotte NC Certificates of Participation	5.250	6/1/2020	Aa2/AA+*	1,000,000	1,082,550
Forsyth County NC Certificates of Participation	5.000	10/1/2018	Aa1/AA+*	400,000	426,340
Forsyth County NC Certificates of Participation	5.125	10/1/2017	Aa1/AA+*	500,000	546,405

					3,512,511
GENERAL OBLIGATION BONDS
5.30% of Net Assets
Cary NC General Obligation Bond	5.000	3/1/2019	Aaa/AAA*	1,000,000	1,074,180
Charlotte NC Series A	4.500	7/1/2021	Aaa/AAA*	1,000,000	1,016,240

					2,090,420
LEASE REVENUE BONDS
2.66% of Net Assets
NC Infrastructure Finance Corporation Lease	5.000	10/1/2021	Aa2/AA+*	1,000,000	1,049,510

					1,049,510
PUBLIC FACILITIES REVENUE BONDS
2.01% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/1/2022	Aa/AA*	700,000	727,790
Shelby NC Combined Enterprise System Revenue	5.625	5/1/2014	Baa1/A-*	20,000	21,286
Shelby NC Combined Enterprise System Revenue	5.625	5/1/2014	Baa1/A-*	40,000	42,571

					791,647
MUNICIPAL UTILITY REVENUE BONDS
1.44% of Net Assets
Charlotte NC Storm Water Revenue Refunding	5.250	6/1/2019	Aa1/AA+*	520,000	568,599

					568,599
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.05% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y	6.300	9/1/2015	Aa/AA*	85,000	87,957
NC Housing Finance Agency Single Family Revenue Series II	6.200	3/1/2016	Aa2/AA*	50,000	52,640
NC Housing Finance Agency Single Family Revenue Series KK	5.875	9/1/2017	Aa2/AA+*	65,000	68,043
NC Housing Finance Agency Home Ownership Revenue	5.125	7/1/2013	Aa2/AA*	100,000	106,533
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	3/1/2022	Aa2	100,000	100,043

					415,216

Total Investments (cost $36,869,388)(a)—99.55% of Net Assets					$39,246,488

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,398,493
Unrealized depreciation	(21,393)

Net unrealized appreciation	$2,377,100

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:
Investments in securities, at value (Cost $36,869,388)		$39,246,488
Cash		158,039
Receivable for instruments sold		15,305
Interest receivable		453,476
Prepaid expenses		1,864

Total assets		39,875,172
LIABILITIES:
Payable for:
Distributions	393,039
Fund shares redeemed	32,993
Management fee	18,473
Transfer agent	4,960

Total liabilities		449,465

NET ASSETS:
Net assets consist of:
Capital		$38,107,494
Net accumulated realized losses on investment transactions		(1,058,888)
Net unrealized appreciation in value of investments		2,377,100

Net assets at value		$39,425,706

NET ASSET VALUE, offering price and redemption price per share ($39,425,706 / 3,562,727 shares outstanding)		$11.07

STATEMENT OF OPERATIONS

For the six months ended December 31, 2003

Net investment income:
Interest income	$928,292

Expenses:
Management fees	96,961
Transfer agent	26,295
Professional fees	3,098
Trustee fees	1,907
Other expenses	10,528

Total expenses	138,789
Custodian expense reductions	(4,966)

Net investment income	794,469

Realized and unrealized gain / (loss) on investments
Net realized loss	(51,441)
Net decrease in unrealized appreciation	(111,934)

Net realized and unrealized loss on investments	(163,375)

Net increase in net assets resulting from operations	$631,094

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended June 30, 2003 and the six months ended December 31, 2003

	Six Months 12/31/2003	One Year 2003
Increase in net assets:
Operations:
Net investment income	$794,469	$1,550,959
Net realized loss on investments	(51,441)	(863,370)
Net increase / (decrease) in unrealized appreciation	(111,934)	2,292,076

Net increase in net assets resulting from operations	631,094	2,979,665
Distributions to shareholders from:
Net investment income	(794,469)	(1,550,959)
Net fund share transactions	(78,832)	5,654,610

Total increase / (decrease)	(242,207)	7,083,316
Net assets:
Beginning of year	39,667,913	32,584,597

End of year	$39,425,706	$39,667,913

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months	For the years ended June 30,
	12/31/2003	2003	2002	2001	2000
Net asset value, beginning of year	$11.12	$10.68	$10.63	$10.21	$10.61

Income from investment operations:
Net investment income	0.23	0.47	0.49	0.50	0.51
Net gains/(losses) on securities, both realized and unrealized	(0.05)	0.44	0.05	0.42	(0.40)

Total from investment operations	0.18	0.91	0.54	0.92	0.11
Less distributions:
Distributions from capital gains	0.00	0.00	0.00	0.00	(0.01)
Distributions from net investment income	(0.23)	(0.47)	(0.49)	(0.50)	(0.51)

Net asset value, end of period	$11.07	$11.12	$10.68	$10.63	$10.21

Total return	1.63%	8.70%	5.19%	9.09%	1.07%
Net assets, end of period (in thousands)	$39,426	$39,668	$32,585	$25,945	$21,660
Ratio of expenses to average net assets (a)	0.35%	0.68%	0.57%	0.55%	0.55%
Ratio of net investment income to
average net assets	2.07%	4.29%	4.60%	4.71%	4.92%
Portfolio turnover	7.37%	7.99%	6.60%	19.71%	16.14%

(a)	Percentages are after expenses reimbursed by Adviser and custodian expense reduction.
Expenses reimbursed by Adviser and custodian expense reduction were:
.02% and .03% for 2003, .14% and .03% for 2002, .16% and .03% for 2001, .03% for 2001, and .17% and .03% for 2000 respectively.
For the six months ended 12/31/03 the percentage before custodian expense reduction was .36%

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
48.13% of Net Assets
Asheville NC Certificates of Participation Series:A	4.600	6/1/2005	Aaa/AAA*	$50,000	$52,315
Carteret County NC General Obligation	5.400	5/1/2009	Aaa/AAA*	100,000	109,577
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	9/1/2012	Aaa/AAA*	100,000	109,898
Charlotee NC Certificates of Participation Series A	5.000	8/1/2012	Aaa/AAA*	1,000,000	1,126,940
Coastal Regulation Solid Waste Management Authority NC	4.250	6/1/2005	Aaa/AAA*	125,000	130,176
Cumberland County NC Hospital Facility Revenue	5.000	10/1/2006	A3/AA*	150,000	158,343
Greenville NC Certificates of Participation Public Facilities	4.600	6/1/2011	Aaa/AAA*	100,000	107,232
Harnett County Nc Certificates Of Participation	5.250	12/1/2009	Aaa/AAA*	240,000	275,374
Harnett County NC Certificates of Participation	4.250	12/1/2011	Aaa/AAA*	150,000	161,915
Haywood County NC Certificates of Participation	4.000	10/1/2009	Aaa/AAA*	400,000	430,824
Johnston County NC Certificates of Participation Judical Annex	5.200	9/1/2007	Aaa/AAA*	100,000	110,163
Johnston County NC Finance Corporation School & Museum Project	4.650	8/1/2008	Aaa/AAA*	200,000	220,238
New Hanover County NC Regional Medical Center Hospital	4.250	10/1/2009	Aaa/AAA*	100,000	108,477
North Carolina Medical Care Community Hospital Chatham Memo	3.625	10/1/2010	AA*	100,000	102,435
NC Capital Facility Finance Agency Johnson & Wales University	5.000	4/1/2009	Aaa/AAA*	200,000	224,972
North Carolina Eastern Municipal Power Agency Power System Revenue	6.125	1/1/2009	A/A*	120,000	135,922
NC Municipal Power Agency Number 1-Catawba Electric	6.000	1/1/2008	Aaa/AAA*	250,000	285,053
North Carolina Municipal Power Agency No.1 Catawba Electric	6.000	1/1/2010	Aaa/AAA*	200,000	234,760
NC Municipal Power Agency No.1 Catawba Electric Revenue	5.250	1/1/2009	Aaa/AAA*	500,000	565,250
North Carolina Medical Care Community Hospital-Scotland Memorial	5.375	10/1/2011	AA*	60,000	62,647
NC Medical Care Community Hospital Wilson Memorial Hospital	4.900	11/1/2007	Aaa/AAA*	75,000	82,548
North Carolina Medical Care Community Hospital Wayne Memoral	4.250	10/1/2006	Aaa	100,000	106,625
North Carolina Medical Care Community Hospital Wayne Memoral	4.750	10/1/2011	Aaa	350,000	377,045
North Carolina Medical Care Community Hospital Rex Healthcare	5.250	6/1/2008	Aaa/AAA*	450,000	504,635
NC Municipal Power Agency No 1 Catawba Electric	5.100	1/1/2007	Aaa/AAA*	125,000	135,505
North Carolina Municipal Power Agency Catawba Electric	6.000	1/1/2007	Aaa/AAA*	200,000	223,304
Piedmont Triad NC Airport Authority Revenue Bonds Series A	5.250	7/1/2011	Aaa/AAA*	200,000	225,442
Pitt County NC Certificates of Participation School Facilities	4.750	4/1/2010	Aaa/AAA*	100,000	111,226
Randolph County NC Certificates of Participation	5.200	6/1/2008	Aaa/AAA*	145,000	162,625
Union County NC Enterprise System	2.700	6/1/2010	Aaa/AAA*	350,000	347,340
University NC System Pool Revenue Series B	5.000	10/1/2009	Aaa/AAA*	200,000	223,460
Wilson County NC General Obligation	5.000	6/1/2010	Aaa/AAA*	250,000	282,405

					7,494,668
GENERAL OBLIGATION BONDS
15.18% of Net Assets
Caldwell County NC General Obligation	6.000	2/1/2005	A1/A*	50,000	50,450
Cary NC General Obligation	4.250	3/1/2008	Aaa/AAA*	400,000	431,304
Durham NC Certificates of Participation	5.100	6/1/2005	Aa1/AA+*	100,000	105,170
Forsyth County Nc Public Improvement General Obligation S:A	4.500	3/1/2009	Aaa/AAA*	250,000	273,323
Hickory Nc General Obligation	4.300	5/1/2006	Aa3/AA-*	80,000	84,680
New Hanover County NC General Obligation	5.300	11/1/2006	Aa2/AA-*	150,000	164,741
NC State General Obligation Series A	4.750	4/1/2006	Aaa/AAA*	200,000	214,000
North Carolina State General Obligation Series A	4.750	4/1/2008	Aa1/AAA*	100,000	109,480
North Carolina State General Obligation Series A	4.750	4/1/2010	Aaa/AAA*	100,000	108,814
North Carolina State Public Improvement General Obligation	4.500	3/1/2010	Aaa/AAA*	150,000	164,166
North Carolina State Public School Building General Obligation	4.600	4/1/2010	Aaa/AAA*	50,000	54,529
North Carolina Public School Building General Obligation	4.600	4/1/2011	Aaa/AAA*	115,000	124,680
Wake County NC General Obligation Unlimited	4.500	3/1/2009	Aaa/AAA*	250,000	264,955
Wake County NC General Obligation	4.600	3/1/2011	Aaa/AAA*	200,000	213,600

					2,363,890
HOSPITAL AND HEALTHCARE REVENUE BONDS
12.04% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care System	5.400	1/15/2007	Aa3/AA*	200,000	214,426
Cumberland County NC Hospital Facility Revenue	4.500	10/1/2007	A3/A-*	200,000	212,308
NC Community Health Care Facility Duke Hospital	4.100	6/1/2005	Aa3/AA*	100,000	103,701
NC Medical Care Community Health Care Facility Duke University	4.500	6/1/2007	Aa3/AA*	200,000	213,558
North Carolina Medical Care Community Hospital Novant Health	5.000	11/1/2008	Aa3/AA-*	300,000	329,772
North Carolina Medical Care Community Hospital Pitt Memorial	4.400	12/1/2011	Aa3/AA-*	275,000	291,217

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

NC Medical Care Community Hospital Gaston Memorial	5.250	2/15/2007	A1/A+*	$325,000	$350,857
North Carolina Medical Care Community Hospital St Joseph	4.300	10/1/2007	Aa3/AA*	150,000	159,326

					1,875,164
CERTIFICATES OF PARTICIPATION BONDS
9.91% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	4/1/2007	Aa3/AA-*	55,000	58,802
Cabarrus County NC Certificates of Participation	4.500	4/1/2009	Aa3/AA-*	100,000	109,264
Charlotte NC Certificates of Participation Series D	5.750	6/1/2006	Aa1/AA+*	100,000	109,323
Charlotte NC Certificates of Participation Series D	5.750	6/1/2007	Aa1/AA+*	100,000	111,866
Charlotte NC Certificates of Participation Series D	5.750	6/1/2008	Aa1/AA+*	100,000	113,777
Charlotte NC Certificates of Participation Series B	5.000	6/1/2009	Aa1/AA+*	100,000	111,515
Durham County Nc Certificates of Participation	4.750	5/1/2009	Aa1/AA+*	210,000	231,773
Durham County NC Certificates of Participation Series B	4.950	12/1/2005	Aa1/AA+*	130,000	138,542
Durham NC Certificates of Participation Series B	5.000	6/1/2008	Aa1/AA+*	100,000	109,503
Durham NC Certificates Of Participation	5.000	4/1/2010	Aa1/AA+*	300,000	336,126
Forsyth County NC Certificates of Participation	5.000	10/1/2009	Aa1/AA+*	100,000	112,226

					1,542,717
LEASE REVENUE BONDS
6.91% of Net Assets
Greensboro Nc Enterprise System Revenue Combination Ser-A	4.800	6/1/2012	Aa3/AA-*	75,000	80,813
Greensboro NC Enterprise System Revenue Series A	5.000	6/1/2011	Aa3/AA+*	500,000	560,390
Raleigh NC Combination Enterprise System Revenue	5.000	3/1/2009	Aa1/AAA*	150,000	165,038
Winston Salem NC Certificates of Participation Series A	3.950	6/1/2009	Aa1/AA+*	100,000	106,517
Winston-Salem NC Water & Sewer System Revenue	4.500	6/1/2011	Aa/AAA*	150,000	163,712

					1,076,469
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.25% of Net Assets
North Carolina Raleigh State University Revenue	5.000	10/1/2011	Aa3/AA*	530,000	596,155
University Of North Carolina Revenue Refunding Series B	5.000	12/1/2010	Aa1/AA+*	195,000	220,621

					816,776
ESCROWED TO MATURITY BONDS
1.32% of Net Assets
North Carolina Municipal Power Agency No 1 Catawba Electric	10.500	1/1/2010	Aaa/AAA*	160,000	204,968

					204,968
MUNICIPAL UTILITY REVENUE BONDS
.70% of Net Assets
Orange County Water & Sewer Authority Revenue	4.350	7/1/2010	Aa1/AA*	100,000	108,282

					108,282

Total Investments (cost $14,933,128)(a)—99.43% of Net Assets					$15,482,934

*	Standard and Poor's Corporation
All other ratings by Moody's Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$583,988
Unrealized depreciation	(34,182)

Net unrealized appreciation	$549,806

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:
Investments in securities, at value (Cost: $14,933,128)		$15,482,934
Cash		92,031
Dealer receivable		29,476
Receivable from investments sold		35,000
Interest receivable		186,775

Total assets		15,826,216
LIABILITIES:
Payable for:
Distributions	$42,285
Management fee	2,959
Transfer agent	1,958
Notes payable	203,000
Other fees	4,642

Total liabilities		254,844

NET ASSETS:
Capital		15,065,368
Net accumulated realized losses on investment transactions		(43,803)
Net unrealized appreciation in value of investments		549,806

Net assets at value		$15,571,371

NET ASSET VALUE, offering price and redemption price per share ($15,571,371 / 1,442,008 shares outstanding)		$10.80

STATEMENT OF OPERATIONS
For the year ended December 31, 2003

Net investment income:
Interest income		$259,655

Expenses:
Management fees		37,192
Transfer agent		11,158
Professional fees		3,518
Trustee fees		715
Other expenses		6,481

Total expenses		59,064
Expenses reimbursed by Investment Advisor		(19,250)
Custodian expense reductions		(2,622)

Net investment income		222,463

Realized and unrealized loss on investments
Net realized loss		(15,661)
Net decrease in unrealized appreciation		(24,749)

Net realized and unrealized loss on investments		(40,410)

Net increase in net assets resulting from operations		$182,053

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENT OF CHANGES IN NET ASSETS

For the year ended June 30, 2003 and the six months ended December 31, 2003

	Six Months 12/31/03	One Year 2003
Increase in net assets:
Operations:
Net investment income	$222,464	$348,919
Net realized gain / (loss) on investments	(15,661)	2,510
Net increase / (decrease) in unrealized appreciation	(24,749)	347,088

Net increase in net assets resulting from operations	182,054	698,517
Distributions to shareholders from net investment income	(222,464)	(348,919)
Net fund share transactions	1,741,179	4,261,235

Total increase	1,700,769	4,610,833
Net assets:
Beginning of year	13,870,602	9,259,769

End of year	$15,571,371	$13,870,602

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	6 months	For the years ended June 30,
	12/31/2003	2003	2002	2001	2000
Net Asset Value, beginning of year	$10.85	$10.47	$10.25	$9.94	$10.09

Income From Investment Operations:
Net investment income	0.16	0.35	0.38	0.40	0.39
Net gains / (losses) on securities both realized and unrealized	(0.05)	0.38	0.22	0.31	(0.15)

Total from investment operations	0.11	0.73	0.60	0.71	0.24
Less distributions:
Distributions (from net investment income)	(0.16)	(0.35)	(0.38)	(0.40)	(0.39)

Net asset value, end of year	$10.80	$10.85	$10.47	$10.25	$9.94

Total return	1.05%	7.10%	5.99%	7.27%	2.47%
Net assets, end of year (in thousands)	$15,571	$13,871	$9,260	$4,875	$4,246
Ratio of expenses to average net assets (a)	0.25%	0.50%	0.48%	0.48%	0.48%
Ratio of net investment income to
average net assets	1.51%	3.28%	3.69%	3.93%	3.94%
Portfolio turnover	6.33%	19.12%	13.65%	7.29%	25.85%

(a)	Percentages are after expenses reimbursed by Adviser and custodian expense reduction.
Expenses reimbursed by Adviser and custodian expense reduction were:
.13% and .02% for the six months ended 12/31/03, .26% and .04% for 2003, .31% and .07% for 2002, .30% and .11% for 2001, and .32% and .11% for 2000

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds—100%

December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
32.83% of Net Assets
Chattanooga/Hamilton County TN Hospital Revenue Erlanger	5.625	10/1/2018	Aaa/AAA*	$30,000	$30,610
Clarksville TN Water Sewer & Gas Revenue	5.650	2/1/2017	Aaa	200,000	223,364
Coffee County TN Public Building Authority Revenue	4.125	6/1/2020	Aaa/NR	990,000	982,387
Franklin TN Industrial Development Board Landings Apartment	5.550	10/1/2008	Aaa/AAA*	50,000	54,637
Franklin TN Industrial Development Board Landings Apartment	5.900	10/1/2016	Aaa/AAA*	800,000	851,120
Giles County TN	4.500	2/1/2018	Aaa/A2	1,000,000	1,040,740
Greater Tennessee Housing Assistance Refunding	7.250	7/1/2024	Aaa/AAA*	5,000	5,010
Hawkins County TN Refunding General Obligation Bond	4.750	5/1/2017	NR/AAA*	200,000	211,256
Jackson TN Hospital Revenue Refunding & Improvement	5.625	4/1/2015	Aaa/AAA*	310,000	329,921
Johnson City TN Health & Educational Facilities	6.500	7/1/2014	Aaa/AAA*	1,000,000	1,238,840
Kingsport TN Water & Sewer System	4.350	6/1/2017	Aaa/NR	710,000	725,528
Kingsport TN Industrial Development Board Multifamily	5.400	4/20/2021	NR/AAA*	500,000	532,185
Knox County TN Health Educational & Housing Facilities Baptist	5.500	4/15/2017	NR/AAA*	1,315,000	1,418,714
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	1/1/2013	Aaa/AAA*	10,000	12,013
Knox County TN Health Educational & Housing Facilities	5.000	1/1/2022	NR/AAA*	1,000,000	1,035,920
Knox County TN Utility District Water & Sewer	5.625	12/1/2019	Aaa	400,000	444,428
Metropolitan Nashville & Davidson County TN Adventist System	5.750	11/15/2025	Aaa/AAA*	1,150,000	1,239,194
Metropolitan Nashville & Davidson County TN Stadium Project	5.750	7/1/2014	Aaa/AAA*	100,000	110,284
Metropolitan Nashville & Davidson County TN Stadium Project	5.875	7/1/2021	Aaa/AAA*	350,000	384,885
Metropolitan Nashville & Davidson County TN Water & Sewer	5.000	1/1/2017	Aaa/AAA*	1,000,000	1,068,490
North Anderson TN Utility District Waterworks Revenue	5.600	1/1/2015	Aaa/AAA*	100,000	106,107
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	8/20/2018	Aaa/NR	265,000	280,953
Sevier County TN Public Buildings Auth Solid Waste Facility	5.600	9/1/2015	Aaa/AAA*	100,000	105,632
Shelby County TN Health Educational & Housing Heritage Place	6.900	7/1/2014	Aaa/AAA*	150,000	153,755
Shelby County TN Health Educational & Housing Methodist	5.300	8/1/2015	Aaa/AAA*	650,000	704,906
Shelby County TN Health Educational & Housing Methodist	5.375	4/1/2013	Aaa/AAA*	690,000	762,140
Shelby County TN Health Educational & Housing Methodist	5.000	4/1/2018	Aaa/AAA*	500,000	532,440
Sullivan County TN Health Educational & Housing Facilities	5.000	9/1/2016	NR/AA*	1,000,000	1,064,600
Sullivan County TN Health Educational & Housing Wellmont	5.000	9/1/2017	NR/AA*	2,500,000	2,633,025
Sullivan County TN Health Educational & Housing Facilities	4.500	9/1/2019	NR/AA*	1,000,000	973,610
TN Housing Development Agency Homeownership Program	5.900	7/1/2017	Aaa/AAA*	30,000	30,604
TN Housing Development Agency Mortgage Finance Program	6.200	7/1/2018	Aaa/AAA*	345,000	358,897
Wilson County TN Referendum	5.000	4/1/2018	Aaa/NR	1,000,000	1,084,800
Wilson County TN Public Improvement	4.400	5/1/2021	Aaa/Aa3*	1,010,000	1,015,323

					21,746,314
HOSPITAL AND HEALTHCARE REVENUE BONDS
15.47% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000	12/1/2018	Aa3/AA-*	1,000,000	1,026,440
Knox County TN Health—Fort Sanders Alliance	5.250	1/1/2015	Aaa/AAA*	2,175,000	2,435,587
Knox County TN Health Educational & Housing Facilities University	5.750	4/1/2019	Baa1/NR	1,000,000	1,044,710
Metropolitan Nashville & Davidson County TN Adventist System	6.250	11/15/2015	A3/A*	1,100,000	1,194,237
Metropolitan Nashville & Davidson County TN Modal	5.500	5/1/2023	NR/AA*	1,595,000	1,693,348
Metropolitan Nashville & Davidson County TN Open Arms	5.100	8/1/2016	NR/AA*	1,000,000	1,050,740
Metropolitan Nashville & Davidson County TN Open Arms	5.100	8/1/2019	NR/AA*	1,660,000	1,723,744
Sumner County TN Health Educational & Housing Sumner Health	7.500	11/1/2014	A-	75,000	78,754

					10,247,559
GENERAL OBLIGATION BONDS
14.88% of Net Assets
Franklin TN School District Limited Tax Refunding Bond	4.625	6/1/2018	Aa2	1,000,000	1,050,170
Johnson City TN General Obligation	5.500	5/1/2020	Aaa/AAA*	300,000	330,216
Memphis TN General Obligation Bond	5.250	4/1/2016	Aa2/AA*	610,000	664,113
Memphis TN Referendum—General Improvement	5.000	11/1/2015	Aa2/AA*	1,250,000	1,400,688
Memphis TN General Improvement	5.000	11/1/2021	Aa2/AA*	1,500,000	1,576,365
Memphis TN General Improvement	5.000	5/1/2020	Aa2/AA*	2,000,000	2,114,720
Metropolitan Nashville & Davidson County TN General Obligation	5.125	11/15/2019	Aa2/AA*	500,000	526,805
Metropolitan Nashville & Davidson County TN General Obligation	5.875	5/15/2026	Aa/AA*	100,000	108,424
Shelby County TN General Obligation	5.625	4/1/2014	Aa3/AA+*	60,000	63,594
Shelby County TN—Series A	4.600	11/1/2022	Aa2/AA+*	500,000	502,130

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds—100%

December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Williamson County TN Refunding General Obligation	5.000	3/1/2020	Aa1/NR	$645,000	$695,774
Wilson County TN General Obligation Refunding	5.100	5/1/2016	AAA/NR	745,000	822,115

					9,855,114
STATE AND LOCAL MORTGAGE REVENUE BONDS
12.37% of Net Assets
Hamilton County TN Multifamily Housing Revenue	6.700	3/1/2021	NR/A*	450,000	430,952
Memphis TN Health Education & Housing Board River Trace II	6.250	10/1/2013	Aaa	50,000	51,912
Metropolitan Nashville & Davidson County TN Hermitage Apartments	5.900	2/1/2019	A*	645,000	658,416
Murfreesboro TN Housing Authority Westbrooks Towers Project	5.875	1/15/2010	NR/A*	310,000	313,314
Shelby County TN Health Educational & Housing Cameron Kirby	5.900	7/1/2018	NR/BBB- *	800,000	785,496
Shelby County TN Health Educational & Housing Cameron Kirby	6.000	7/1/2028	NR/BBB- *	500,000	483,815
Shelby County TN Health Educational & Housing Harbour Apartments	6.000	4/15/2018	A*	125,000	125,465
Shelby County TN Health Educational & Housing Harbour Apartments	6.000	4/15/2024	A*	50,000	50,121
Shelby County TN Health Educational & Housing Harbour Apartments	5.750	4/15/2011	A*	100,000	100,471
TN Housing Development Agency Homeownership Program	5.850	1/1/2011	Aa2/AA*	200,000	211,260
TN Housing Development Agency Homeownership Program	5.500	7/1/2020	Aa2/AA*	1,115,000	1,175,946
TN Housing Development Agency Series 2001—3B	5.250	1/1/2020	Aa2/AA*	650,000	674,453
TN Housing Development Agency Mortgage Financing Series A	5.200	7/1/2023	Aa2/AA*	3,000,000	3,130,230

					8,191,849
MUNICIPAL UTILITY REVENUE BONDS
9.03% of Net Assets
Chattanooga TN Electric System Revenue	5.250	9/1/2021	NR/AA*	1,500,000	1,602,345
Clarksville TN Water Sewer & Gas Revenue	5.250	2/1/2018	Aaa/NR	1,000,000	1,076,300
Knoxville TN Gas System Revenue Bond Series J	5.000	3/1/2017	Aa3/AA*	700,000	749,329
Knoxville TN Waste Water System Revenue	5.100	4/1/2018	Aa3/AA*	435,000	461,309
Metropoliton Nashville & Davidson County TN Electric System	5.125	5/15/2016	Aa3/AA*	700,000	762,517
Metropolitan Nashville & Davidson County TN Electric System	5.125	5/15/2021	Aa/AA*	1,085,000	1,144,491
Metropolitan Nashville & Davidson County TN Water & Sewer	5.500	1/1/2016	Aa3/A+*	185,000	185,568

					5,981,858
PREREFUNDED BONDS
7.68% of Net Assets
Collierville TN General Obligation Improvement	5.900	5/1/2012	Aa2	30,000	31,073
Cookeville TN Industrial Development Board General Hospital	5.625	10/1/2016	NR/A-*	200,000	224,872
Franklin TN Industrial Development Board Sussex Downs LTD	6.250	6/1/2007	NR	30,000	31,543
Jackson TN Water & Sewer Revenue	7.200	7/1/2012	Aaa/AAA*	5,000	5,951
Johnson City TN Health & Educational Facilities	5.125	7/1/2025	AAA	2,000,000	2,152,300
Knoxville TN Gas System Revenue	5.400	3/1/2015	Aa3/AA*	100,000	101,703
Marion County TN General Obligation	6.000	4/1/2018	Aaa/NR	950,000	1,112,593
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/1/2014	Aaa/ AAA*	60,000	75,901
Milan TN Special School District	6.750	4/1/2013	Aaa/AAA*	60,000	62,033
Shelby County TN General Obligation	5.625	4/1/2014	NR/AA+*	20,000	21,315
TN Local Development Auth Cmnty Provider Pooled Loan Program	6.250	10/1/2009	NR/A-*	30,000	31,748
TN Local Development Auth Cmnty Provider Pooled Loan Program	6.450	10/1/2014	NR/A-*	40,000	42,405
Williamson County TN General Obligation	5.375	3/1/2019	Aa1/NR	1,000,000	1,146,690
Williamson County TN General Obligation	5.600	9/1/2010	Aa	45,000	47,237

					5,087,362
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.70% of Net Assets
Metropolitan Nashville & Davidson County TN Belmont University	6.300	12/1/2014	Baa3	10,000	10,417
Metropolitan Nashville & Davidson County TN McKendree	5.125	1/1/2020	NR/AA*	1,700,000	1,777,197

					1,787,614
ESCROWED TO MATURITY BONDS
1.97% of Net Assets
Johnson City TN Health & Educational Revenue	5.000	7/1/2018	NR/AAA*	1,000,000	1,085,770
Metropolitan Nashville & Davidson County TN Dandridge Tower	6.375	1/1/2011	A*	200,000	221,544

					1,307,314
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
0.47% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	8/15/2010	AAA*	20,000	25,051
Chattanooga TN Industrial Development Board F L Haney Co	7.200	2/15/2009	AAA*	25,000	30,374

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds—100%

December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Chattanooga TN Industrial Development Board F L Haney Co	7.200	8/15/2009	AAA*	$25,000	$30,801
Chattanooga TN Industrial Development Board F L Haney Co	7.200	2/15/2010	AAA*	100,000	124,148
Maury County TN Pollution Control Revenue Saturn Corp Project	6.500	9/1/2024	Baa1/BBB*	100,000	103,246

					313,620
LEASE REVENUE BONDS
0.41% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	9/1/2012	Baa/BBB*	250,000	268,673

					268,673

Total Investments (cost $61,675,258)(a)—97.81% of Net Assets					64,787,277

*	Standard and Poor's Corporation
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,230,494
Unrealized depreciation	(118,474)

Net unrealized appreciation	$3,112,020

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE INCOME SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:
Investments in securities, at value (Cost: $61,675,258)		$64,787,277
Cash		329,862
Receivable for investments sold		736,400
Interest receivable		1,031,885
Prepaid expenses		2,427

Total assets		66,887,851

LIABILITIES:
Payable for:
Distributions	$611,736
Management fee	27,913
Transfer agent	7,207

Total liabilities		646,856

NET ASSETS:
Net assets consist of:
Capital		64,195,096
Net accumulated realized losses on investment transactions		(1,066,121)
Net unrealized appreciation in value of investments		3,112,020

Net assets at value		$66,240,995

NET ASSET VALUE, offering price and redemption price per share ($66,240,995/ 5,912,940 shares outstanding)		$11.20

STATEMENT OF OPERATIONS
For the six months ended December 31, 2003

Net investment income:
Interest income		$1,498,397

Expenses:
Management fee		155,452
Transfer agent		40,325
Professional fees		4,493
Trustee fees		3,007
Other expenses		12,984

Total expenses		216,261
Custodian expense reduction		(6,929)

Net investment income		1,289,065

Realized and unrealized gain on investments
Net realized loss		(152,661)
Net decrease in unrealized appreciation		(22,096)

Net realized and unrealized loss on investments		(174,757)

Net increase in net assets resulting from operations		$1,114,308

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended June 30, 2003 and the six months ended December 31, 2003

	Six Months 12/31/03	One Year 2003
Increase in net assets:
Operations:
Net investment income	$1,289,065	$2,359,370
Net realized loss on investments	(152,661)	(22,866)
Net increase / (decrease) in unrealized appreciation	(22,096)	2,154,371

Net increase in net assets resulting from operations	1,114,308	4,490,875
Distributions to shareholders from:
Net investment income	(1,289,065)	(2,359,370)
Net fund share transactions	7,599,888	8,157,141

Total increase	7,425,131	10,288,646
Net assets:
Beginning of year	58,815,864	48,527,218

End of year	$66,240,995	$58,815,864

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months	For the years ended June 30,
	12/31/2003	2003	2002	2001	2000
Net asset value, beginning of year	$11.26	$10.82	$10.72	$10.32	$10.77

Income from investment operations:
Net investment income	0.23	0.48	0.52	0.52	0.53
Net gains/(losses) on securities, both realized and unrealized	(0.06)	0.44	0.10	0.40	(0.45)

Total from investment operations	0.17	0.92	0.62	0.92	0.08
Less distributions:
Distributions from net investment income	(0.23)	(0.48)	(0.52)	(0.52)	(0.53)

Net asset value, end of year	$11.20	$11.26	$10.82	$10.72	$10.32

Total return	1.56%	8.65%	5.85%	9.08%	0.84%
Net assets, end of year (in thousands)	$66,241	$58,816	$48,527	$45,035	$40,524
Ratio of expenses to average net assets (a)	0.34%	0.65%	0.54%	0.54%	0.54%
Ratio of net investment income to
average net assets	2.08%	4.32%	4.77%	4.90%	5.09%
Portfolio turnover	11.47%	8.36%	11.85%	22.31%	8.80%

(a)	Percentages are after expenses reimbursed by Adviser and custodian expense reduction. Expenses reimbursed by Adviser and custodian expense reduction were:
.01% and .02% for 2003, .16% and .02% for 2002, .15% and .02% for 2001, and .13% and .02% for 2000 For the six months ended 12/31/03 the percentage before custodian expense reduction was .35%

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds—100%

December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
61.00% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625	10/1/2009	Aaa/AAA*	$715,000	$823,194
Chattanooga-Hamilton County TN Hospital Authority Erlanger	4.250	10/1/2006	Aaa/AAA*	50,000	53,174
Columbia Tn Waterworks Revenue	5.000	12/1/2008	Aaa/AAA*	100,000	111,791
Gatlinburg TN General Obligation	5.000	5/1/2008	Aaa/AAA*	100,000	109,302
Hardeman County TN Corrctional Facility Revenue	7.000	8/1/2005	A/A*	240,000	258,370
Hawkins County TN General Obligation	4.500	5/1/2008	Aaa/AAA*	315,000	342,194
Johnson City TN General Obligation	5.250	6/1/2008	Aaa/AAA*	125,000	139,953
Knox County TN Health Education & Housing Facilities Board	5.500	4/15/2011	Baa/AAA*	300,000	330,630
Knox County TN Health Education & Housing Baptist Health System	5.000	4/15/2006	Aaa/AAA*	100,000	107,374
Knox County Utility District Water & Sewer Revenue	5.250	12/1/2006	Aaa/AAA*	220,000	225,293
Marshall County TN General Obligation	4.450	12/1/2010	Aaa/AAA*	270,000	293,990
Memphis-Shelby County TN Sports Arena Project Series A	3.800	11/1/2008	Aaa/AAA*	250,000	265,523
Memphis-Shelby Tn Sports Authority Memphis Arena Project	5.500	11/1/2012	Aaa/AAA*	500,000	582,000
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/1/2008	Aaa/AAA*	150,000	167,475
Metropolitan Government of Nashville & Davidson County Housing	5.500	1/1/2007	Aaa/AAA*	400,000	429,080
Montgomery County TN General Obligation	5.250	5/1/2007	Aaa	400,000	441,024
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	3/1/2008	Aaa/AAA*	250,000	266,790
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	3/1/2009	Aaa/AAA*	200,000	213,452
Oak Ridge TN General Obligation Unlimited	4.500	4/1/2007	Aaa/AAA*	220,000	236,856
Shelby County Tn Methodist Hospital Healthcare Revenue	5.500	4/1/2008	Aaa/AAA*	250,000	280,373
Shelby County TN Health Education & Housing Facility Rhodes College	4.500	8/1/2008	Aaa/AAA*	100,000	108,970
Shelby County TN Health Education & Housing Facility Rhodes College	4.500	8/1/2009	Aaa/AAA*	100,000	108,593
Shelby County TN Health Education & Housing Facility Rhodes College	4.350	8/1/2006	Aaa/AAA*	100,000	106,485
Sullivan County TN Wellmont Hospital Health System Project	3.000	9/1/2009	Aa/AA*	475,000	473,024
Sullivan County TN Health Educational & Housing Facility Board	5.000	9/1/2011	AA*	335,000	366,631
Tennergy Corporation TN Gas Revenue	5.000	6/1/2008	Aaa/AAA*	500,000	552,610
Tennergy Corporation TN Gas Revenue	5.000	6/1/2009	Aaa/AAA*	650,000	723,808
Tennergy Corporation TN Gas Revenue	4.128	6/1/2009	Aaa/AAA*	100,000	106,993
Tennessee Energy Acquisition Corporation Gas Revenue	4.400	9/1/2006	Aaa/AAA*	100,000	106,576
TN Energy Acquisition Corporation Gas Revenue Series A	5.000	9/1/2007	Aaa/AAA*	210,000	230,519
Tennessee Energy Acquisition Corporation Gas Revenue	5.000	9/1/2007	Aaa/AAA*	300,000	328,980
TN Energy Acquisition Corporation Gas Revenue	4.500	9/1/2008	Aaa/AAA*	295,000	320,553
TN State General Obligation Series A	5.250	2/1/2008	Aaa/AAA*	140,000	156,121
Wilson County TN General Obligation	5.000	4/1/2013	Aaa/AAA*	720,000	807,091

					10,174,789
GENERAL OBLIGATION BONDS
22.21% of Net Assets
Chattanooga TN General Obligation Inlimited	5.500	9/1/2010	Aa2/AA*	500,000	576,630
Hamilton County TN General Obligation Series A	4.550	8/1/2009	Aa1	100,000	107,362
Knox County TN Public Improvement General Obligation	5.100	5/1/2008	Aa2/AA*	90,000	99,941
Madison County TN General Obligation	4.000	4/1/2014	Aa3	700,000	715,778
Metropolitan Government Nashville & Davidson County TN General Obligation	4.250	11/15/2007	Aa2/AA*	100,000	107,721
Metropolitan Government Nashville & Davidson County TN General Obligation	5.125	11/15/2013	Aa2/AA*	300,000	331,911
Metropolitan Government Nashville & Davidson County TN General Obligation	5.250	10/15/2009	Aa2/AA*	500,000	569,030
Rutherford County TN Public Improvement General Obligation	5.000	4/1/2009	Aa2/AA*	250,000	278,478
Rutherford County TN Public Improvement General Obligation	4.250	4/1/2009	Aa2/AA*	200,000	215,580
Shelby County Tn Public Improvement General Obligation	5.625	6/1/2004	Aa3/AA+*	250,000	254,613
Shelby County TN Public Improvement General Obligation S:A	5.500	4/1/2009	Aa3/AA+*	100,000	113,825
Tennessee State General Obligation Series B	5.000	5/1/2009	Aa2/AA*	300,000	334,521

					3,705,389
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.83% of Net Assets
Chattanooga TN Catholic Health Initiatives Series A	5.500	12/1/2006	Aa2/AA*	700,000	763,861
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/1/2011	A1/AA-*	100,000	106,591
Metropolitan Government Nashville & Davidson Counties TN	4.300	8/1/2004	AA*	100,000	101,707

					972,159
PREREFUNDED BONDS
3.39% of Net Assets
Lenoir City TN Electric System Refunding & Improvement	4.800	6/1/2011	Aaa	100,000	110,839
Marion County TN General Obligation	6.000	4/1/2024	Aaa/AAA*	200,000	233,908

The accompanying notes are in an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds—100%

December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Unicoi County TN General Obligation Unlimited	5.400	4/1/2010	Aaa/AAA*	$200,000	$220,724

					565,471
LEASE REVENUE BONDS
3.24% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Ex	5.000	9/1/2009	Baa2/BBB*	250,000	270,313
Memphis-Shelby County TN Sports Authority Arena Project	4.000	11/1/2006	Aa3/AA-*	255,000	270,132

					540,444
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.33% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vanderbuilt	5.750	1/1/2008	Aa3/AA*	250,000	282,370
Tennessee State School Board Authority Higher Education Facilities	4.800	5/1/2014	Aa2/AA*	100,000	106,338

					388,708
MUNICIPAL UTILITY REVENUE BONDS
1.77% of Net Assets
Knoxville Tn Gas Revenue System Series J	4.750	3/1/2010	Aa3/AA*	170,000	187,534
Memphis TN Electric System Revenue Refunding Jr Lien	4.000	12/1/2009	Aa3/AA*	100,000	106,893

					294,427
STATE AND LOCAL MORTGAGE REVENUE BONDS
.88% of Net Assets
Shelby County TN Multi-Family Housing Memphis Series A	0.000	1/1/2009	NR	240,000	146,400

					146,400
ESCROWED TO MATURITY BONDS
0.22% of Net Assets
Metro Government Nashville/Davidson County TN Meharry Medical	7.875	12/1/2004	AAA*	35,000	36,584

					36,584

Total Investments (cost $16,315,764)(a)—100.86% of Net Assets					$16,824,371

*	Standard and Poor's Corporation
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^	Security in default and therefore non-income producing

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$613,112
Unrealized depreciation	(104,505)

Net unrealized appreciation	$508,607

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:
Investments in securities, at value (Cost: $16,315,764)		$16,824,371
Cash		35,915
Interest receivable		178,481

Total assets		17,038,767
LIABILITIES:
Payable for:
Distributions	$48,016
Fund shares redeemed	15,389
Notes payable	287,000
Management fee	3,710
Transfer agent	2,158
Other fees	2,307

Total liabilities		358,580

NET ASSETS:
Capital		16,215,249
Net accumulated realized loss on investment transactions		(43,668)
Net unrealized appreciation in value of investments		508,607

Net assets at value		$16,680,188

NET ASSET VALUE, offering price and redemption price per share ($16,680,188 / 1,540,594 shares outstanding)		$10.83

STATEMENT OF OPERATIONS For the six months ended December 31, 2003

Net investment income:
Interest income		$302,196

Expenses:
Management fee		41,945
Transfer agent		12,583
Professional fees		3,015
Trustee fees		802
Other expenses		6,058

Total expenses		64,403
Expenses reimbursed by Investment Advisor		(19,716)
Custodian expense reductions		(2,742)

Net investment income		260,251

Realized and unrealized gain / (loss) on investments
Net realized gain		9,893
Net decrease in unrealized appreciation		(129,511)

Net realized and unrealized loss on investments		(119,618)

Net increase in net assets resulting from operations		$140,633

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended June 30, 2003 and the six months ended December 31, 2003

	Six Months 12/31/03	One Year 2003
Increase in net assets:
Operations:
Net investment income	$260,252	$442,050
Net realized gain on investments	9,893	7,935
Net increase/(decrease) in unrealized appreciation	(129,511)	468,165

Net increase in net assets resulting from operations	140,634	918,150
Dividends to shareholders from net investment income	(260,252)	(442,050)
Net fund share transactions	800,202	4,157,746

Total increase	680,584	4,633,846
Net assets:
Beginning of year	15,999,603	11,365,757

End of year	$16,680,187	$15,999,603

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding

	6 months	For the years ended June 30,
	12/31/2003	2003	2002	2001	2000
Net Asset Value, beginning of year	$10.91	$10.50	$10.35	$10.18	$10.33

Income from investment operations:
Net investment income	0.17	0.35	0.40	0.42	0.41
Net gain/(losses) on securities both realized and unrealized	(0.08)	0.41	0.15	0.17	(0.15)

Total from investment operations	0.09	0.76	0.55	0.59	0.26
Less distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.40)	(0.42)	(0.41)

Net Asset Value, end of year	$10.83	$10.91	$10.50	$10.35	$10.18

Total return	0.83%	7.37%	5.43%	5.85%	2.53%
Net assets, end of year (in thousands)	$16,680	$16,000	$11,366	$7,216	$6,415
Ratio of expenses to average net assets (a)	0.25%	0.50%	0.41%	0.59%	0.60%
Ratio of net investment income to average net assets	1.56%	3.29%	3.84%	4.03%	3.96%
Portfolio turnover	3.32%	20.27%	22.10%	48.90%	28.67%

(a)	Percentages are after expenses reimbursed by Adviser and custodian expense reduction.
Expenses reimbursed by Adviser and custodian expense reduction were:
.12% and .02% for the six months ending 12/31/03, .23% and .04% for 2003, .35% and .06% for 2002, .17% and .07% for 2001, .18% and .07% for 2000 and .17% for 2000 respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Government Securities and Agencies—100%

December 31, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
58.96% of Net Assets
Medium Term Note	7.000	8/15/2014	Aaa/AAA*	$500,000	$596,249
Medium Term Note	5.625	2/12/2018	Aaa/AAA*	1,500,000	1,492,750
Medium Term Note	5.620	8/6/2018	Aaa/AAA*	3,000,000	2,994,960
Medium Term Note	7.560	9/1/2004	Aaa/AAA*	150,000	156,223
Medium Term Note	8.170	12/16/2004	Aaa/AAA*	2,000,000	2,129,065
Medium Term Note	6.050	3/12/2012	Aaa/AAA*	1,400,000	1,412,232
Medium Term Note	5.875	9/19/2017	Aaa/AAA*	1,175,000	1,173,370
Medium Term Note	5.250	5/21/2018	Aaa/AAA*	1,000,000	981,298

					10,936,147
FEDERAL NATIONAL MORTGAGE ASSOCIATION
18.46% of Net Assets
Medium Term Note	5.750	11/7/2017	Aaa/AAA*	400,000	407,705
Medium Term Note	5.300	8/15/2013	AAA/Aaa	2,000,000	2,059,949
Medium Term Note	5.580	7/21/2023	Aaa/AAA*	1,000,000	955,905

					3,423,559
FEDERAL HOME LOAN MORTGAGE
13.47% of Net Assets
Medium Term Note	4.875	3/15/2007	Aaa/AAA*	1,400,000	1,485,546
Medium Term Note	5.125	11/7/2013	Aaa/AAA*	1,000,000	1,013,411

					2,498,957
STUDENT LOAN MARKETING ASSOCIATION
6.45% of Net Assets
Medium Term Note	7.300	8/1/2012	Aaa/AAA*	1,000,000	1,195,835

					1,195,835
CASH EQUIVALENTS
1.44% of Net Assets
US Bank U.S. Treasury Money Market Fund				266,315	266,315

					266,315

Total Investments (cost $17,715,628)(a)—98.77% of Net Assets					$18,320,813

*	Standard and Poor's Corporation
All other ratings by Moody's Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$670,420
Unrealized depreciation	(65,235)

Net unrealized appreciation	$605,185

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:
Investments in securities, at value (Cost: $17,715,628)		$18,054,498
Cash		275,193
Interest receivable		306,682
Prepaid expenses		3,593

Total assets		18,639,966
LIABILITIES:
Payable for:
Distributions	$86,298
Management fee	3,170
Transfer agent	2,377

Total liabilities		91,845

NET ASSETS:
Net assets consist of:
Capital		19,059,487
Net accumulated realized loss on investment transactions		(1,116,552)
Net unrealized appreciation in value of investments		605,185

Net assets at value		$18,548,120

NET ASSET VALUE, offering price and redemption price per share ($18,548,120 / 1,838,299 shares outstanding)		$10.09

STATEMENT OF OPERATIONS

For the six months ended December 31, 2003

Net investment income:
Interest income	$522,278

Expenses:
Management fee	18,624
Transfer agent	13,968
Professional fees	1,578
Trustee fees	914
Other expenses	9,350

Total expenses	44,434
Custodian expense reductions	(2,868)

Net investment income	480,712

Realized and unrealized loss on investments
Net realized loss	(118,093)
Net decrease in unrealized appreciation	(374,126)

Net realized and unrealized loss on investments	(492,219)

Net decrease in net assets resulting from operations	$(11,507)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended June 30, 2003 and the six months ended December 31, 2003

	Six Months 12/31/03	One Year 2003
Increase in net assets:
Operations:
Net investment income	$480,711	$830,938
Net realized gain/(loss) on investments	(118,093)	24,189
Net increase / (decrease) in unrealized appreciation	(374,126)	414,578

Net increase in net assets resulting from operations	(11,508)	1,269,705
Distributions to shareholders	(480,711)	(830,938)
Net fund share transactions	282,590	4,907,337

Total increase	(209,629)	5,346,104
Net assets:
Beginning of year	18,757,749	13,411,645

End of year	$18,548,120	$18,757,749

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/03	For the years ended June 30,
		2003	2002	2001	2000
Net asset value, beginning of year	$10.35	$10.07	$9.83	$9.43	$9.73

Income from investment operations:
Net investment income	0.26	0.53	0.58	0.64	0.65
Net gains/(losses) on securities, both realized and unrealized	(0.26)	0.28	0.24	0.40	(0.30)

Total from investment operations	0.00	0.81	0.82	1.04	0.35
Less distributions:
Distributions from net investment income	(0.26)	(0.53)	(0.58)	(0.64)	(0.65)

Net asset value, end of year	$10.09	$10.35	$10.07	$9.83	$9.43

Total return	0.06%	8.23%	8.54%	11.29%	3.76%
Net assets, end of year (in thousands)	$18,548	$18,758	$13,412	$11,057	$10,167
Ratio of expenses to average net assets (a)	0.23%	0.45%	0.48%	0.42%	0.41%
Ratio of net investment income to average net assets	2.60%	5.19%	5.81%	6.56%	6.83%
Portfolio turnover	32.45%	53.62%	75.15%	24.94%	33.35%

(a)	Percentages before custodian expense reduction were:

.24% for the six months ending 12/31/03, .48% for 2003, .52% for 2002, .46% for 2001 and .45% for 2000

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

1.	Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

the Alabama Tax-Free Income Series

the Kentucky Tax-Free Income Series

the Kentucky Tax-Free Short-to-Medium Series

the Mississippi Tax-Free Income Series

the North Carolina Tax-Free Income Series

the North Carolina Tax-Free Short-to-Medium Series

the Tennessee Tax-Free Income Series

the Tennessee Tax-Free Short-to-Medium Series, and

the Intermediate Government Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. In the event that market quotations are not readily available or are determined by the advisor to not be reflective of fair market value due to market events or developments, securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

1.	Significant Accounting Policies, continued:

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of original issue discounts for financial and tax reporting purposes, is recorded on the accrual basis.

D.	Federal Income Taxes

Each of the Funds is a separate entity for federal income tax purposes. It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2003. Therefore, no federal income tax provision is required.

E.	Distributions

All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

Monthly for:	the Kentucky Tax-Free Short-to-Medium Series, and
the North Carolina Tax-Free Short-to-Medium Series, and
the Tennessee Tax-Free Short-to-Medium Series, and
the Intermediate Government Bond Series, and

Quarterly for:	the Alabama Tax-Free Income Series, and
the Kentucky Tax-Free Income Series, and
the Mississippi Tax-Free Income Series, and
the North Carolina Tax-Free Income Series, and
the Tennessee Tax-Free Income Series

Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

F.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

2.	Investment Advisory Fee and Other Transactions with Affiliates:

Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the management of the Funds’ portfolios. The compensation paid to Dupree & Company, Inc. pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series (determined separately) as follows:

	Range of Net Assets $0-$100,000,000	$100,000,001- $150,000,000	$150,000,001- $500,000,000	$500,000,001+
Alabama Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Kentucky Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Kentucky Tax-Free Short-to-Medium Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Mississippi Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
North Carolina Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
North Carolina Tax-Free Short-to-Medium Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Tennessee Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Tennessee Tax-Free Short-to-Medium Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Intermediate Government Bond Series	.20 of 1%	.20 of 1%	.20 of 1%	.20 of 1%

However, the advisor may voluntarily waive or refund investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.

For the period ended December 31, 2003 investment advisory fees and refunded amount were as follows:

	Investment advisory fee	Amount refunded
Alabama Tax-Free Income Series	$12,204	$9,748
Mississippi Tax-Free Income Series	$6,923	$6,173
North Carolina Tax-Free Short-to-Medium Series	$37,192	$19,250
Tennessee Tax-Free Short-to-Medium Series	$41,945	$19,716

In addition, each Fund has entered into a shareholder service agreement with Dupree & Company, Inc., the Funds’ Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 of average net assets and .12% of all amounts in excess of $20,000,000 of average net assets.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

3.	Purchases and Sales of Securities

During the period, the cost of purchases and the proceeds from sales of securities for each Series were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$483,651	$624,031
Kentucky Tax-Free Income Series	32,177,024	33,386,748
Kentucky Tax-Free Short-to-Medium Series	9,879,412	7,975,100
Mississippi Tax-Free Income Series	225,986	5,000
North Carolina Tax-Free Income Series	4,311,340	3,273,765
North Carolina Tax-Free Short-to-Medium Series	3,444,433	909,175
Tennessee Tax-Free Income Series	14,132,783	6,854,860
Tennessee Tax-Free Short-to-Medium Series	3,810,866	530,502
Intermediate Government Bond Series	6,893,932	5,779,870

4.	Capital Shares

At December 31, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six months Ended December 31, 2003		Year Ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	56,726	$658,660	328,581	$3,807,346
Shares issued for reinvestment from net investment income	6,103	71,720	11,571	133,865
Shares redeemed	(16,572)	(192,733)	(163,273)	(1,896,596)
Net increase	46,257	$537,647	176,879	$2,044,615

KENTUCKY TAX-FREE INCOME SERIES	Six months Ended December 31, 2003		Year Ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	4,341,527	$33,084,687	11,720,210	$89,295,422
Shares issued for reinvestment from net investment income	1,007,795	7,764,587	1,964,425	14,938,320
Shares redeemed	(4,165,857)	(31,639,999)	(6,079,468)	(46,352,849)
Net increase	1,183,465	$9,209,275	7,605,167	$57,880,893

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2003		Year Ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	3,478,836	$18,660,709	7,411,589	$39,899,771
Shares issued for reinvestment from net investment income	202,780	1,090,106	424,021	2,279,873
Shares redeemed	(2,721,202)	(14,579,829)	(4,634,309)	(24,958,608)
Net increase	960,413	$5,170,986	3,201,301	$17,221,036

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

3.	Capital Shares, continued:

MISSISSIPPI TAX-FREE INCOME SERIES	Six months Ended December 31, 2003		Year ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	37,787	$433,858	93,314	$1,058,641
Shares issued for reinvestment from net investment income and capital gain	3,575	41,755	7,251	82,288
Shares redeemed	(19,582)	(225,541)	(34,432)	(387,947)
Net increase	21,780	$250,072	66,133	$752,982

NORTH CAROLINA TAX-FREE INCOME SERIES	Six months Ended December 31, 2003		Year ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	306,083	$3,338,575	876,078	$9,586,984
Shares issued for reinvestment from net investment income	51,868	574,705	100,608	1,099,913
Shares redeemed	(363,728)	(3,992,112)	(460,582)	(5,032,287)
Net increase/(decrease)	(5,777)	($78,832)	516,104	$5,654,610

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2003		Year Ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	453,256	$4,844,872	789,310	$8,466,380
Shares issued for reinvestment from net investment income	14,115	151,319	28,451	303,768
Shares redeemed	(303,826)	(3,255,012)	(423,309)	(4,508,913)
Net increase	163,546	$1,741,179	394,452	$4,261,235

TENNESSEE TAX-FREE INCOME SERIES	Six months Ended December 31, 2003		Year ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	828,664	$9,135,518	1,173,551	$13,021,792
Shares issued for reinvestment from net investment income	55,590	623,192	109,212	1,208,525
Shares redeemed	(195,059)	(2,158,822)	(545,699)	(6,073,176)
Net increase	689,195	$7,599,888	737,064	$8,157,141

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2003		Year ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	294,310	$3,168,619	871,531	$9,390,997
Shares issued for reinvestment from net investment income	14,764	159,025	26,035	279,910
Shares redeemed	(234,950)	(2,527,441)	(513,265)	(5,513,161)
Net increase	74,124	$800,202	384,301	$4,157,746

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

4.	Capital Shares, continued:

INTERMEDIATE GOVERNMENT BOND SERIES	Six months Ended December 31, 2003		Year ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	157,348	$1,591,076	600,753	$6,153,416
Shares issued for reinvestment from Net investment income	30,953	312,103	51,871	531,263
Shares redeemed	(161,486)	(1,620,589)	(173,397)	(1,777,342)
Net increase	26,814	$282,590	479,227	$4,907,337

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively, and its respective political subdivision, agencies and public authorities to obtain funds for various public purposes. Each of these funds is more susceptible to economic and political factors adversely affecting issuers of their states respective municipal securities than in a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

At June 30, 2003 the Alabama Tax-Free Income Series, the Kentucky Tax-Free Income Series, the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Income Series, the Tennessee Tax-Free Short-to-Medium Series, and the Intermediate Government Bond Series have capital loss carry forwards which are available to offset future capital gains, if any.

The capital loss carry forwards expire as follows:

	2003	2004	2005	2006	2007	2008	2009	2010	2011
Alabama Tax-Free Income Series	—	—	—	—	—	—	—	$63	$1,444
Kentucky Tax-Free Income Series	—	—	—	—	—	—	$2,354,779	—	—
Kentucky Tax-Free Short-to-Medium Series	$240,996	$10,144	$188,198	$73,155	—	$135,232	312,672	34,064	—
North Carolina Tax-Free Income Series	—	—	—	—	—	76,257	—	17,738	—
North Carolina Tax-Free Short-to-Medium Series	—	—	—	—	—	5,915	22,226	—	—
Tennessee Tax-Free Income Series	—	—	—	—	—	276,976	523,414	69,806	18,314
Tennessee Tax-Free Short-to-Medium Series	—	—	—	—	—	16,212	37,349	—	—
Intermediate Government Bond Series	654,352	87,381	—	—	—	209,853	46,873	—	—

During the current fiscal year the Kentucky Tax-Free Income Series, the Kentucky Tax-Free Short-to-Medium, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series utilized $651,052; $103,199; $36,287; $2,510; $7,400, and $5,055 of capital loss carryforwards respectively.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

6.	Federal Income Taxes, continued:

The tax basis components of distributable earnings for each of the funds is not materially different than the book basis.

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal 2003 as follows:

Post October Losses
Alabama Tax-Free Income Series	$(5,502)
North Carolina Tax-Free Income Series	(913,452)
Tennessee Tax-Free Income Series	(24,950)

The tax character of distributions paid for the years ended June 30, 2003 and 2002 were as follows:

	6/30/2003		6/30/2002
	Tax Exempt Income	Ordinary Income	Tax Exempt Income	Ordinary Income
Alabama Tax-Free Income Series	$183,177	—	$87,850	—
Kentucky Tax-Free Income Series	25,809,346	—	23,705,376	—
Kentucky Tax-Free Short-to-Medium Series	3,128,791	—	2,713,182	—
Mississippi Tax-Free Income Series	103,693	—	51,945	—
North Carolina Tax-Free Income Series	1,550,959	—	1,283,603	—
North Carolina Tax-Free Short-to-Medium Series	348,919	—	236,031	—
Tennessee Tax-Free Income Series	2,359,370	—	2,182,682	—
Tennessee Tax-Free Short-to-Medium Series	442,050	—	289,969	—
Intermediate Government Bond Series	—	$830,938	—	$701,639

Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

7.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. Interest will be payable based on the prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Debt covenants, among others, require the Funds to:

•	Provide the lender with the Funds’ annual report

•	Comply with all agreements with the lender and with applicable laws and regulations

•	Maintain appropriate insurance coverage

No borrowings were outstanding during the fiscal year 2003.

The Funds have a contractual agreement with the custodian whereby the bank will provide certain custodial services for $1.00 per year. Through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund’s expenses. During the period, these credits reduced each of the Fund’s expenses by the amount shown on the statement of operation.

8.	Trustee and officer information (unaudited):

The Trustees of the Trust consist of seven individuals, four of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940. Two of the Trust’s trustees are “interested persons” of the Trust’s Investment Advisor and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc.

The following table sets forth information as to the trustees and officers:

Interested Persons:

Name, Address and Age	Position(s) held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Director
THOMAS P. DUPREE SR. 125 South Mill Street Lexington, KY 40507 Age: 73	President and Trustee	Annual Term 24 years service as President and Trustee (Director)	Chairman of the Board of Dupree & Company, Inc., President of Dupree Investment Advisers, Inc. Director, Office Suites Plus, Inc.	9	Office Suites Plus

WILLIAM T. GRIGGS, II 125 South Mill Street Lexington, KY 40507 Age: 52	Vice President Assistant Secretary and Trustee	Annual Term 5 years of Service as Director; 11 years of Service as Vice President, Assistant Secretary	President of Dupree & Company, Inc. and Dupree Investment Advisers, Inc.	9

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

8. Trustee Information (unaudited), continued:

Officers:

Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 42	Vice President, Secretary, Treasurer	Annual Term; 6 years of Service as Vice President, 4 years of Service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A

Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 43	Assistant Vice President	Annual Term: 11 years of Service	Assistant Vice President of Dupree & Company, Inc.	N/A	N/A

Non Interested Persons

WILLIAM A. COMBS, JR. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 63	Chairman, Trustee	Annual Term 3 years of Service Chairman; 15 years of Service Trustee	Secretary, Treasurer, Director, Dana Motor Cincinnati, Ohio; Secretary-Treasurer, Director Freedom Dodge, Lexington, KY; Secretary, Treasurer, Director Ellerslie Realty Inc., Lexington, KY; Partner, Forkland Development Co., Lexington, KY; Partner, Lexland, Lexington, KY.; Director, First Security Bank, Lexington, KY	9	First Security Bank, Lexington, KY

LUCY A. BREATHITT 1703 Fairway Drive Lexington, KY 40502 Age: 66	Trustee	Annual Term 7 years of Service Trustee	Alexander Farms, farming; Kentucky Horse Park Foundation Board; Kentucky Horse Park Museum Board, Kentucky State Nature Preserves Commission	9

C. TIMOTHY CONE 201 West Short Street Lexington, KY 40507 Age: 58	Trustee	Annual Term 1 year of service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	9	Advisory Director of PNC Bank, Kentucky

J. WILLIAM HOWERTON 3954 Primrose Place Paducah, KY 42001 Age: 71	Trustee	Annual Term 3 years of Service Trustee	Judge (retired November 1996) KY Court of Appeals; Lifetime Trustee Paducah Junior College; Self-Employed Mediator, Arbitrator and Special Judge.	9

WILLIAM S. PATTERSON 367 West Short Street Lexington, KY 40507 Age: 71	Trustee	24 Years of Service Trustee	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding, farming)	9

As of June 30, 2003 none of the non-interested Trustees nor members of their immediate family held any beneficial interest in the Trust’s investment adviser, nor were the non-interested Trustees under direct or indirect or common control with the investment adviser. Further, the Trust does not have an underwriter.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

9.	Shareholder Meeting

A meeting of Shareholders was held on October 29, 2003. The purpose of the meeting was (I) to elect Messrs. Thomas P. Dupree Sr., William T. Griggs II, William Combs, C. Timothy Cone, J. William Howerton, William Patterson and Ms. Lucy A. Breathitt as Trustees; (ii) to ratify the selection of Ernst & Young LLP as the Trust’s independent auditors for the fiscal year ending June 30, 2004

The results of all matters voted on by shareholders at the Shareholder Meeting held October 29, 2003 were as follows:

A.	Election of Trustees:

	FOR	AGAINST	ABSTAIN	WITHHELD	TOTAL
Thomas P. Dupree, Sr.	70,240,790.029	3,384.297	442,632.294	0.00	70,686,806.620
William T. Griggs II	70,243,181.656	3,384.297	442,632.294	0.00	70,689,198.247
Lucy A. Breathitt	63,313,507.718	3,384.297	442,632.294	0.00	70,469,237.500
William A. Combs	63,514,942.522	3,384.297	442,632.294	0.00	70,677,713.164
C. Timothy Cone	63,268,368.964	3,384.297	442,632.294	0.00	70,621,155.803
J. William Howerton	63,200,000.651	3,384.297	442,632.294	0.00	70,354,980.199
William S. Patterson	63,288,885.481	3,384.297	442,632.294	0.00	70,418,300.488

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B.	Ratification of Ernst & Young LLP for the fiscal year 2004:

	FOR	AGAINST	ABSTAIN	TOTAL
Ernst & Young LLP	69,325,580.521	366,105.237	860,981.372	70,552,667.130

C.	Other business:

	FOR	AGAINST	ABSTAIN	TOTAL
Other business	60,186,216.958	1,683,279.135	8,683,171.037	70,552,667.130

The Statement of Additional Information (“SAI”) includes additional information about fund trustees and is available upon request without charge. Please call (800)866-0614 to request the SAI.

Item 2.	Code of Ethics

(a) The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. The code of Ethics is incorporated by reference in the registrant’s most recent Post Effective Amendment No. 44

Item 3. Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all of the non-interested, independent Trustees, who also are a majority of the Board of Trustees. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Principal Accountant Fees and Services: This information is incorporated by reference in the registrant’s definitive proxy statement to be filed within 120 days of June 30, 2003.

Item 5.	Not applicable

Item 7.	Not applicable

Item 9.	Controls and Procedures:

(a)	Within 90 days of filing this report the registrant’s principal executive officers have deemed the controls and procedures effective.
(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.	Exhibits

(a)	Certifications

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DUPREE MUTUAL FUNDS

(Registrant)

By:	/s/ THOMAS P. DUPREE, SR.
Thomas P. Dupree, President

Date February 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS P. DUPREE, SR.
Thomas P. Dupree, Sr., President

Date February 27, 2004

By:	/s/ MICHELLE M DRAGOO
Michelle M. Dragoo, Treasurer

Date February 27, 2004